UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2020

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional Class, Investor Class and Service Class)
Semi-Annual Report
June 30, 2020
On June 5, 2018 the Securities and Exchange Commission (“SEC”) adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.
You may elect to receive all future reports in paper free of charge. You can contact (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	58.31%
Fixed Interest Contract	13.91
Large Cap Equity	10.70
International Equity	7.33
Mid Cap Equity	4.40
Real Estate Equity	3.38
Small Cap Equity	1.97
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,008.50	$2.10
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.11
Investor Class
Actual	$1,000.00	$1,006.70	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.87
Service Class
Actual	$1,000.00	$1,005.70	$4.34
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.37
* Expenses are equal to the Fund's annualized expense ratio of 0.42% for the Institutional Class shares, 0.77% for the Investor Class shares and 0.87% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.35%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	56.31%
Large Cap Equity	12.22
Fixed Interest Contract	11.49
International Equity	9.00
Mid Cap Equity	5.00
Real Estate Equity	3.54
Small Cap Equity	2.44
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,004.80	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$2.21
Investor Class
Actual	$1,000.00	$1,003.20	$3.93
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$3.97
Service Class
Actual	$1,000.00	$1,002.50	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.47
* Expenses are equal to the Fund's annualized expense ratio of 0.44% for the Institutional Class shares, 0.79% for the Investor Class shares and 0.89% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	53.40%
Large Cap Equity	13.96
International Equity	11.10
Fixed Interest Contract	9.17
Mid Cap Equity	5.71
Real Estate Equity	3.67
Small Cap Equity	2.99
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$1,000.10	$2.29
Hypothetical (5% return before expenses)	$1,000.00	$1,022.60	$2.31
Investor Class
Actual	$1,000.00	$ 998.10	$4.02
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$4.07
Service Class
Actual	$1,000.00	$ 997.70	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
* Expenses are equal to the Fund's annualized expense ratio of 0.46% for the Institutional Class shares, 0.81% for the Investor Class shares and 0.91% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.37%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	48.60%
Large Cap Equity	16.35
International Equity	13.93
Fixed Interest Contract	6.87
Mid Cap Equity	6.67
Real Estate Equity	3.86
Small Cap Equity	3.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 985.60	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.41
Investor Class
Actual	$1,000.00	$ 984.00	$4.09
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$4.17
Service Class
Actual	$1,000.00	$ 983.50	$4.59
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.67
* Expenses are equal to the Fund's annualized expense ratio of 0.48% for the Institutional Class shares, 0.83% for the Investor Class shares and 0.93% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	41.22%
Large Cap Equity	19.51
International Equity	17.91
Mid Cap Equity	7.93
Small Cap Equity	4.73
Fixed Interest Contract	4.67
Real Estate Equity	4.03
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 981.70	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.30	$2.56
Investor Class
Actual	$1,000.00	$ 979.70	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.32
Service Class
Actual	$1,000.00	$ 979.30	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.82
* Expenses are equal to the Fund's annualized expense ratio of 0.51% for the Institutional Class shares, 0.86% for the Investor Class shares and 0.96% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
Bond	31.79%
Large Cap Equity	23.12
International Equity	22.78
Mid Cap Equity	9.38
Small Cap Equity	5.98
Real Estate Equity	4.18
Fixed Interest Contract	2.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 966.30	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.66
Investor Class
Actual	$1,000.00	$ 964.70	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Service Class
Actual	$1,000.00	$ 963.30	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.92
* Expenses are equal to the Fund's annualized expense ratio of 0.53% for the Institutional Class shares, 0.89% for the Investor Class shares and 0.99% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.42%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	27.43%
Large Cap Equity	26.05
Bond	23.04
Mid Cap Equity	10.54
Small Cap Equity	7.15
Real Estate Equity	4.36
Fixed Interest Contract	1.43
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 951.90	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.77
Investor Class
Actual	$1,000.00	$ 950.00	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.52
Service Class
Actual	$1,000.00	$ 950.30	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.02
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares, 0.90% for the Investor Class shares and 1.00% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	30.77%
Large Cap Equity	27.32
Bond	17.71
Mid Cap Equity	10.99
Small Cap Equity	7.90
Real Estate Equity	4.54
Fixed Interest Contract	0.77
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 943.90	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Investor Class
Actual	$1,000.00	$ 942.50	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.62
Service Class
Actual	$1,000.00	$ 941.40	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares and 1.01% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	32.81%
Large Cap Equity	27.18
Bond	15.43
Mid Cap Equity	10.92
Small Cap Equity	8.30
Real Estate Equity	4.69
Fixed Interest Contract	0.67
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 938.00	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.82
Investor Class
Actual	$1,000.00	$ 936.00	$4.38
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.57
Service Class
Actual	$1,000.00	$ 935.80	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.07
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class shares, 0.91% for the Investor Class shares and 1.01% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2060 Fund
Summary of Investments by Asset Class as of June 30, 2020 (unaudited)
Asset Class	Percentage of Fund Investments
International Equity	34.27%
Large Cap Equity	26.71
Bond	14.46
Mid Cap Equity	10.62
Small Cap Equity	8.46
Real Estate Equity	4.86
Fixed Interest Contract	0.62
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2020 to June 30, 2020).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/20)	(06/30/20)	(01/01/20 – 06/30/20)
Institutional Class
Actual	$1,000.00	$ 935.30	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.80	$2.06
Investor Class
Actual	$1,000.00	$ 934.70	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.92
Service Class
Actual	$1,000.00	$ 934.70	$3.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.90	$4.02
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class shares, 0.80% for the Investor Class shares and 0.80% for the Service Class shares multiplied by the average account value over the period, multiplied by 182/366 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests, (0.34%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
640,876	Great-West Bond Index Fund Institutional Class(a)	$ 6,709,975
314,300	Great-West Core Bond Fund Institutional Class(a)	3,297,010
389,744	Great-West Global Bond Fund Institutional Class(a)	3,453,128
222,028	Great-West High Yield Bond Fund Institutional Class(a)	2,058,198
776,179	Great-West Inflation-Protected Securities Fund Institutional Class(a)	7,862,689
282,085	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,708,018
294,565	Great-West Short Duration Bond Fund Institutional Class(a)	2,975,105

TOTAL BOND MUTUAL FUNDS — 58.39% (Cost $28,188,875)		$29,064,123
EQUITY MUTUAL FUNDS
26,692	American Century Real Estate Fund Class R6	656,356
48,412	DFA International Real Estate Securities Portfolio Institutional Class	182,028
11,627	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	119,180
47,262	Great-West Emerging Markets Equity Fund Institutional Class(a)	404,565
66,111	Great-West International Growth Fund Institutional Class(a)	641,936
157,167	Great-West International Index Fund Institutional Class(a)	1,422,365
103,693	Great-West International Value Fund Institutional Class(a)	784,955
103,066	Great-West Large Cap Growth Fund Institutional Class(a)	1,165,678
225,266	Great-West Large Cap Value Fund Institutional Class(a)	1,389,891
53,001	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	325,427
Shares		Fair Value
Equity Mutual Funds — (continued)
65,793	Great-West Mid Cap Value Fund Institutional Class(a)	$ 478,315
92,528	Great-West Real Estate Index Fund Institutional Class(a)	656,953
275,523	Great-West S&P 500® Index Fund Institutional Class(a)	2,556,852
142,364	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,097,631
93,585	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	604,557
5,155	Great-West Small Cap Growth Fund Institutional Class(a)	55,000
61,262	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	498,676
18,665	Invesco Global Real Estate Fund Class R6	182,728
7,408	Janus Henderson Triton Fund Class N	218,968
36,671	Northern Emerging Markets Equity Index Fund	402,646

TOTAL EQUITY MUTUAL FUNDS — 27.81% (Cost $13,757,451)		$13,844,707
Account Balance
FIXED INTEREST CONTRACT
6,934,910 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	6,934,910

TOTAL FIXED INTEREST CONTRACT — 13.93% (Cost $6,934,910)		$ 6,934,910
TOTAL INVESTMENTS — 100.13% (Cost $48,881,236)		$49,843,740
OTHER ASSETS & LIABILITIES, NET — (0.13)%		$ (63,291)
TOTAL NET ASSETS — 100.00%		$49,780,449

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
78,574	Great-West Bond Index Fund Institutional Class(a)	$ 822,665
38,582	Great-West Core Bond Fund Institutional Class(a)	404,726
44,623	Great-West Global Bond Fund Institutional Class(a)	395,363
26,039	Great-West High Yield Bond Fund Institutional Class(a)	241,380
70,008	Great-West Inflation-Protected Securities Fund Institutional Class(a)	709,178
34,295	Great-West Multi-Sector Bond Fund Institutional Class(a)	329,234
27,542	Great-West Short Duration Bond Fund Institutional Class(a)	278,174

TOTAL BOND MUTUAL FUNDS — 56.33% (Cost $3,072,079)		$3,180,720
EQUITY MUTUAL FUNDS
3,148	American Century Real Estate Fund Class R6	77,421
5,929	DFA International Real Estate Securities Portfolio Institutional Class	22,292
1,486	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	15,237
6,851	Great-West Emerging Markets Equity Fund Institutional Class(a)	58,646
9,100	Great-West International Growth Fund Institutional Class(a)	88,360
21,618	Great-West International Index Fund Institutional Class(a)	195,641
14,259	Great-West International Value Fund Institutional Class(a)	107,942
13,210	Great-West Large Cap Growth Fund Institutional Class(a)	149,401
29,154	Great-West Large Cap Value Fund Institutional Class(a)	179,882
7,427	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	45,599
8,494	Great-West Mid Cap Value Fund Institutional Class(a)	61,753
Shares		Fair Value
Equity Mutual Funds — (continued)
10,919	Great-West Real Estate Index Fund Institutional Class(a)	$ 77,523
35,555	Great-West S&P 500® Index Fund Institutional Class(a)	329,947
18,404	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	141,897
13,055	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	84,337
745	Great-West Small Cap Growth Fund Institutional Class(a)	7,947
7,860	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	63,983
2,289	Invesco Global Real Estate Fund Class R6	22,408
1,031	Janus Henderson Triton Fund Class N	30,479
5,318	Northern Emerging Markets Equity Index Fund	58,389

TOTAL EQUITY MUTUAL FUNDS — 32.21% (Cost $1,771,186)		$1,819,084
Account Balance
FIXED INTEREST CONTRACT
648,853 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	648,853

TOTAL FIXED INTEREST CONTRACT — 11.49% (Cost $648,853)		$ 648,853
TOTAL INVESTMENTS — 100.03% (Cost $5,492,118)		$5,648,657
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (1,814)
TOTAL NET ASSETS — 100.00%		$5,646,843

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,719,799	Great-West Bond Index Fund Institutional Class(a)	$ 18,006,300
844,011	Great-West Core Bond Fund Institutional Class(a)	8,853,674
924,029	Great-West Global Bond Fund Institutional Class(a)	8,186,898
548,063	Great-West High Yield Bond Fund Institutional Class(a)	5,080,542
1,112,293	Great-West Inflation-Protected Securities Fund Institutional Class(a)	11,267,524
745,721	Great-West Multi-Sector Bond Fund Institutional Class(a)	7,158,926
460,916	Great-West Short Duration Bond Fund Institutional Class(a)	4,655,247

TOTAL BOND MUTUAL FUNDS — 53.44% (Cost $61,281,154)		$ 63,209,111
EQUITY MUTUAL FUNDS
68,084	American Century Real Estate Fund Class R6	1,674,188
132,877	DFA International Real Estate Securities Portfolio Institutional Class	499,617
35,584	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	364,738
184,169	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,576,487
232,247	Great-West International Growth Fund Institutional Class(a)	2,255,121
551,193	Great-West International Index Fund Institutional Class(a)	4,988,300
364,264	Great-West International Value Fund Institutional Class(a)	2,757,477
313,914	Great-West Large Cap Growth Fund Institutional Class(a)	3,550,369
697,959	Great-West Large Cap Value Fund Institutional Class(a)	4,306,408
190,097	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,167,196
Shares		Fair Value
Equity Mutual Funds — (continued)
205,095	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,491,043
236,186	Great-West Real Estate Index Fund Institutional Class(a)	1,676,922
848,473	Great-West S&P 500® Index Fund Institutional Class(a)	7,873,826
438,426	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,380,262
335,907	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,169,961
18,913	Great-West Small Cap Growth Fund Institutional Class(a)	201,802
186,260	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,516,154
51,317	Invesco Global Real Estate Fund Class R6	502,391
26,764	Janus Henderson Triton Fund Class N	791,155
142,746	Northern Emerging Markets Equity Index Fund	1,567,345

TOTAL EQUITY MUTUAL FUNDS — 37.47% (Cost $44,538,673)		$ 44,310,762
Account Balance
FIXED INTEREST CONTRACT
10,855,622 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,855,622

TOTAL FIXED INTEREST CONTRACT — 9.18% (Cost $10,855,622)		$ 10,855,622
TOTAL INVESTMENTS — 100.09% (Cost $116,675,449)		$118,375,495
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$ (108,700)
TOTAL NET ASSETS — 100.00%		$118,266,795

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
151,207	Great-West Bond Index Fund Institutional Class(a)	$ 1,583,138
73,998	Great-West Core Bond Fund Institutional Class(a)	776,237
78,033	Great-West Global Bond Fund Institutional Class(a)	691,377
47,179	Great-West High Yield Bond Fund Institutional Class(a)	437,348
68,804	Great-West Inflation-Protected Securities Fund Institutional Class(a)	696,988
65,432	Great-West Multi-Sector Bond Fund Institutional Class(a)	628,146
30,752	Great-West Short Duration Bond Fund Institutional Class(a)	310,594

TOTAL BOND MUTUAL FUNDS — 48.61% (Cost $4,992,885)		$ 5,123,828
EQUITY MUTUAL FUNDS
6,281	American Century Real Estate Fund Class R6	154,444
12,992	DFA International Real Estate Securities Portfolio Institutional Class	48,849
3,817	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	39,127
21,252	Great-West Emerging Markets Equity Fund Institutional Class(a)	181,916
25,597	Great-West International Growth Fund Institutional Class(a)	248,543
60,997	Great-West International Index Fund Institutional Class(a)	552,023
40,160	Great-West International Value Fund Institutional Class(a)	304,012
32,418	Great-West Large Cap Growth Fund Institutional Class(a)	366,643
73,090	Great-West Large Cap Value Fund Institutional Class(a)	450,966
21,180	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	130,047
Shares		Fair Value
Equity Mutual Funds — (continued)
21,319	Great-West Mid Cap Value Fund Institutional Class(a)	$ 154,987
21,776	Great-West Real Estate Index Fund Institutional Class(a)	154,612
88,198	Great-West S&P 500® Index Fund Institutional Class(a)	818,481
45,655	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	352,001
37,296	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	240,934
2,094	Great-West Small Cap Growth Fund Institutional Class(a)	22,345
19,293	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	157,045
5,027	Invesco Global Real Estate Fund Class R6	49,210
2,970	Janus Henderson Triton Fund Class N	87,779
16,496	Northern Emerging Markets Equity Index Fund	181,126

TOTAL EQUITY MUTUAL FUNDS — 44.55% (Cost $4,788,326)		$ 4,695,090
Account Balance
FIXED INTEREST CONTRACT
724,827 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	724,827

TOTAL FIXED INTEREST CONTRACT — 6.88% (Cost $724,827)		$ 724,827
TOTAL INVESTMENTS — 100.04% (Cost $10,506,038)		$10,543,745
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,751)
TOTAL NET ASSETS — 100.00%		$10,539,994

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,533,208	Great-West Bond Index Fund Institutional Class(a)	$ 16,052,686
751,627	Great-West Core Bond Fund Institutional Class(a)	7,884,563
764,773	Great-West Global Bond Fund Institutional Class(a)	6,775,893
465,105	Great-West High Yield Bond Fund Institutional Class(a)	4,311,523
463,445	Great-West Inflation-Protected Securities Fund Institutional Class(a)	4,694,695
658,943	Great-West Multi-Sector Bond Fund Institutional Class(a)	6,325,853
232,875	Great-West Short Duration Bond Fund Institutional Class(a)	2,352,040

TOTAL BOND MUTUAL FUNDS — 41.33% (Cost $46,929,284)		$ 48,397,253
EQUITY MUTUAL FUNDS
72,075	American Century Real Estate Fund Class R6	1,772,332
156,909	DFA International Real Estate Securities Portfolio Institutional Class	589,978
50,239	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	514,950
317,015	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,713,645
362,182	Great-West International Growth Fund Institutional Class(a)	3,516,791
861,493	Great-West International Index Fund Institutional Class(a)	7,796,515
567,461	Great-West International Value Fund Institutional Class(a)	4,295,679
427,754	Great-West Large Cap Growth Fund Institutional Class(a)	4,837,894
971,181	Great-West Large Cap Value Fund Institutional Class(a)	5,992,188
298,947	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,835,538
Shares		Fair Value
Equity Mutual Funds — (continued)
284,901	Great-West Mid Cap Value Fund Institutional Class(a)	$ 2,071,230
249,946	Great-West Real Estate Index Fund Institutional Class(a)	1,774,617
1,167,370	Great-West S&P 500® Index Fund Institutional Class(a)	10,833,194
604,205	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,658,423
529,288	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,419,197
28,749	Great-West Small Cap Growth Fund Institutional Class(a)	306,751
254,495	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,071,586
60,595	Invesco Global Real Estate Fund Class R6	593,224
42,081	Janus Henderson Triton Fund Class N	1,243,918
246,010	Northern Emerging Markets Equity Index Fund	2,701,185

TOTAL EQUITY MUTUAL FUNDS — 54.26% (Cost $66,289,246)		$ 63,538,835
Account Balance
FIXED INTEREST CONTRACT
5,486,544 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	5,486,544

TOTAL FIXED INTEREST CONTRACT — 4.69% (Cost $5,486,544)		$ 5,486,544
TOTAL INVESTMENTS — 100.28% (Cost $118,705,074)		$117,422,632
OTHER ASSETS & LIABILITIES, NET — (0.28)%		$ (328,174)
TOTAL NET ASSETS — 100.00%		$117,094,458

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
77,114	Great-West Bond Index Fund Institutional Class(a)	$ 807,384
37,747	Great-West Core Bond Fund Institutional Class(a)	395,961
37,333	Great-West Global Bond Fund Institutional Class(a)	330,772
22,896	Great-West High Yield Bond Fund Institutional Class(a)	212,249
13,598	Great-West Inflation-Protected Securities Fund Institutional Class(a)	137,747
32,923	Great-West Multi-Sector Bond Fund Institutional Class(a)	316,064
8,419	Great-West Short Duration Bond Fund Institutional Class(a)	85,028

TOTAL BOND MUTUAL FUNDS — 31.81% (Cost $2,226,349)		$2,285,205
EQUITY MUTUAL FUNDS
4,524	American Century Real Estate Fund Class R6	111,254
10,360	DFA International Real Estate Securities Portfolio Institutional Class	38,953
3,638	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	37,292
25,602	Great-West Emerging Markets Equity Fund Institutional Class(a)	219,154
27,883	Great-West International Growth Fund Institutional Class(a)	270,742
66,116	Great-West International Index Fund Institutional Class(a)	598,346
43,563	Great-West International Value Fund Institutional Class(a)	329,771
30,716	Great-West Large Cap Growth Fund Institutional Class(a)	347,402
70,640	Great-West Large Cap Value Fund Institutional Class(a)	435,847
23,050	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	141,525
20,715	Great-West Mid Cap Value Fund Institutional Class(a)	150,601
Shares		Fair Value
Equity Mutual Funds — (continued)
15,708	Great-West Real Estate Index Fund Institutional Class(a)	$ 111,526
84,420	Great-West S&P 500® Index Fund Institutional Class(a)	783,419
43,759	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	337,384
40,937	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	264,455
2,230	Great-West Small Cap Growth Fund Institutional Class(a)	23,792
18,294	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	148,910
4,000	Invesco Global Real Estate Fund Class R6	39,159
3,228	Janus Henderson Triton Fund Class N	95,434
19,871	Northern Emerging Markets Equity Index Fund	218,185

TOTAL EQUITY MUTUAL FUNDS — 65.46% (Cost $4,729,747)		$4,703,151
Account Balance
FIXED INTEREST CONTRACT
198,794 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	198,794

TOTAL FIXED INTEREST CONTRACT — 2.77% (Cost $198,794)		$ 198,794
TOTAL INVESTMENTS — 100.04% (Cost $7,154,890)		$7,187,150
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,736)
TOTAL NET ASSETS — 100.00%		$7,184,414

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
616,814	Great-West Bond Index Fund Institutional Class(a)	$ 6,458,041
302,302	Great-West Core Bond Fund Institutional Class(a)	3,171,146
292,308	Great-West Global Bond Fund Institutional Class(a)	2,589,852
181,093	Great-West High Yield Bond Fund Institutional Class(a)	1,678,734
44,600	Great-West Inflation-Protected Securities Fund Institutional Class(a)	451,800
264,480	Great-West Multi-Sector Bond Fund Institutional Class(a)	2,539,003
46,210	Great-West Short Duration Bond Fund Institutional Class(a)	466,720

TOTAL BOND MUTUAL FUNDS — 23.05% (Cost $16,807,522)		$17,355,296
EQUITY MUTUAL FUNDS
49,030	American Century Real Estate Fund Class R6	1,205,636
116,279	DFA International Real Estate Securities Portfolio Institutional Class	437,208
43,375	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	444,592
333,453	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,854,357
347,429	Great-West International Growth Fund Institutional Class(a)	3,373,538
825,478	Great-West International Index Fund Institutional Class(a)	7,470,580
544,114	Great-West International Value Fund Institutional Class(a)	4,118,942
359,706	Great-West Large Cap Growth Fund Institutional Class(a)	4,068,278
835,398	Great-West Large Cap Value Fund Institutional Class(a)	5,154,408
289,370	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,776,730
Shares		Fair Value
Equity Mutual Funds — (continued)
244,569	Great-West Mid Cap Value Fund Institutional Class(a)	$ 1,778,020
170,103	Great-West Real Estate Index Fund Institutional Class(a)	1,207,734
992,086	Great-West S&P 500® Index Fund Institutional Class(a)	9,206,554
515,462	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,974,213
512,265	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,309,233
28,415	Great-West Small Cap Growth Fund Institutional Class(a)	303,189
213,579	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,738,536
44,969	Invesco Global Real Estate Fund Class R6	440,243
40,525	Janus Henderson Triton Fund Class N	1,197,928
258,779	Northern Emerging Markets Equity Index Fund	2,841,390

TOTAL EQUITY MUTUAL FUNDS — 75.56% (Cost $61,210,539)		$56,901,309
Account Balance
FIXED INTEREST CONTRACT
1,081,981 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,081,981

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $1,081,981)		$ 1,081,981
TOTAL INVESTMENTS — 100.05% (Cost $79,100,042)		$75,338,586
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (37,421)
TOTAL NET ASSETS — 100.00%		$75,301,165

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
36,552	Great-West Bond Index Fund Institutional Class(a)	$ 382,702
17,935	Great-West Core Bond Fund Institutional Class(a)	188,133
17,270	Great-West Global Bond Fund Institutional Class(a)	153,014
10,603	Great-West High Yield Bond Fund Institutional Class(a)	98,286
15,597	Great-West Multi-Sector Bond Fund Institutional Class(a)	149,734
1,823	Great-West Short Duration Bond Fund Institutional Class(a)	18,411

TOTAL BOND MUTUAL FUNDS — 17.72% (Cost $965,390)		$ 990,280
EQUITY MUTUAL FUNDS
3,732	American Century Real Estate Fund Class R6	91,767
9,253	DFA International Real Estate Securities Portfolio Institutional Class	34,790
3,381	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	34,654
28,753	Great-West Emerging Markets Equity Fund Institutional Class(a)	246,122
28,570	Great-West International Growth Fund Institutional Class(a)	277,412
67,849	Great-West International Index Fund Institutional Class(a)	614,031
44,684	Great-West International Value Fund Institutional Class(a)	338,261
27,701	Great-West Large Cap Growth Fund Institutional Class(a)	313,303
65,000	Great-West Large Cap Value Fund Institutional Class(a)	401,050
23,640	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	145,152
18,986	Great-West Mid Cap Value Fund Institutional Class(a)	138,027
Shares		Fair Value
Equity Mutual Funds — (continued)
12,980	Great-West Real Estate Index Fund Institutional Class(a)	$ 92,159
77,036	Great-West S&P 500® Index Fund Institutional Class(a)	714,893
39,896	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	307,600
42,012	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	271,399
2,317	Great-West Small Cap Growth Fund Institutional Class(a)	24,723
16,467	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	134,045
3,571	Invesco Global Real Estate Fund Class R6	34,957
3,308	Janus Henderson Triton Fund Class N	97,785
22,322	Northern Emerging Markets Equity Index Fund	245,095

TOTAL EQUITY MUTUAL FUNDS — 81.55% (Cost $4,717,416)		$4,557,225
Account Balance
FIXED INTEREST CONTRACT
42,943 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	42,943

TOTAL FIXED INTEREST CONTRACT — 0.77% (Cost $42,943)		$ 42,943
TOTAL INVESTMENTS — 100.04% (Cost $5,725,749)		$5,590,448
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,205)
TOTAL NET ASSETS — 100.00%		$5,588,243

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
224,787	Great-West Bond Index Fund Institutional Class(a)	$ 2,353,514
110,336	Great-West Core Bond Fund Institutional Class(a)	1,157,425
112,388	Great-West Global Bond Fund Institutional Class(a)	995,758
64,821	Great-West High Yield Bond Fund Institutional Class(a)	600,891
95,617	Great-West Multi-Sector Bond Fund Institutional Class(a)	917,923
11,446	Great-West Short Duration Bond Fund Institutional Class(a)	115,607

TOTAL BOND MUTUAL FUNDS — 15.44% (Cost $5,936,181)		$ 6,141,118
EQUITY MUTUAL FUNDS
27,223	American Century Real Estate Fund Class R6	669,414
69,875	DFA International Real Estate Securities Portfolio Institutional Class	262,728
23,690	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	242,825
225,781	Great-West Emerging Markets Equity Fund Institutional Class(a)	1,932,685
213,873	Great-West International Growth Fund Institutional Class(a)	2,076,707
507,507	Great-West International Index Fund Institutional Class(a)	4,592,934
334,649	Great-West International Value Fund Institutional Class(a)	2,533,291
194,393	Great-West Large Cap Growth Fund Institutional Class(a)	2,198,582
461,499	Great-West Large Cap Value Fund Institutional Class(a)	2,847,451
177,680	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,090,957
135,270	Great-West Mid Cap Value Fund Institutional Class(a)	983,413
Shares		Fair Value
Equity Mutual Funds — (continued)
94,546	Great-West Real Estate Index Fund Institutional Class(a)	$ 671,276
543,546	Great-West S&P 500® Index Fund Institutional Class(a)	5,044,106
282,121	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,175,157
314,383	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,030,913
17,232	Great-West Small Cap Growth Fund Institutional Class(a)	183,863
115,701	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	941,804
26,999	Invesco Global Real Estate Fund Class R6	264,324
24,753	Janus Henderson Triton Fund Class N	731,700
175,090	Northern Emerging Markets Equity Index Fund	1,922,491

TOTAL EQUITY MUTUAL FUNDS — 83.98% (Cost $35,973,262)		$33,396,621
Account Balance
FIXED INTEREST CONTRACT
267,011 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	267,011

TOTAL FIXED INTEREST CONTRACT — 0.67% (Cost $267,011)		$ 267,011
TOTAL INVESTMENTS — 100.09% (Cost $42,176,454)		$39,804,750
OTHER ASSETS & LIABILITIES, NET — (0.09)%		$ (36,561)
TOTAL NET ASSETS — 100.00%		$39,768,189

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Schedule of Investments
As of June 30, 2020 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,365	Great-West Bond Index Fund Institutional Class(a)	$ 35,233
1,650	Great-West Core Bond Fund Institutional Class(a)	17,314
1,791	Great-West Global Bond Fund Institutional Class(a)	15,866
980	Great-West High Yield Bond Fund Institutional Class(a)	9,087
1,439	Great-West Multi-Sector Bond Fund Institutional Class(a)	13,811
171	Great-West Short Duration Bond Fund Institutional Class(a)	1,725

TOTAL BOND MUTUAL FUNDS — 14.46% (Cost $91,361)		$ 93,036
EQUITY MUTUAL FUNDS
451	American Century Real Estate Fund Class R6	11,099
1,205	DFA International Real Estate Securities Portfolio Institutional Class	4,532
380	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	3,890
3,912	Great-West Emerging Markets Equity Fund Institutional Class(a)	33,488
3,566	Great-West International Growth Fund Institutional Class(a)	34,630
8,477	Great-West International Index Fund Institutional Class(a)	76,713
5,583	Great-West International Value Fund Institutional Class(a)	42,261
3,063	Great-West Large Cap Growth Fund Institutional Class(a)	34,638
7,315	Great-West Large Cap Value Fund Institutional Class(a)	45,133
2,930	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,987
2,134	Great-West Mid Cap Value Fund Institutional Class(a)	15,515
Shares		Fair Value
Equity Mutual Funds — (continued)
1,560	Great-West Real Estate Index Fund Institutional Class(a)	$ 11,076
8,612	Great-West S&P 500® Index Fund Institutional Class(a)	79,922
4,430	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	34,156
5,164	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	33,359
286	Great-West Small Cap Growth Fund Institutional Class(a)	3,049
1,815	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	14,774
464	Invesco Global Real Estate Fund Class R6	4,548
412	Janus Henderson Triton Fund Class N	12,187
3,040	Northern Emerging Markets Equity Index Fund	33,376

TOTAL EQUITY MUTUAL FUNDS — 84.93% (Cost $569,188)		$546,333
Account Balance
FIXED INTEREST CONTRACT
3,961 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,961

TOTAL FIXED INTEREST CONTRACT — 0.62% (Cost $3,961)		$ 3,961
TOTAL INVESTMENTS — 100.01% (Cost $664,510)		$643,330
OTHER ASSETS & LIABILITIES, NET — (0.01)%		$ (68)
TOTAL NET ASSETS — 100.00%		$643,262

(a)	Issuer is considered an affiliate of the Fund. See Notes to Financial Statements (Note 2).
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2020.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$48,201,014	$5,437,668	$113,340,799
Investments at fair value, unaffiliated(b)	1,642,726	210,989	5,034,696
Subscriptions receivable	37,427	2,682	20,036
Total Assets	49,881,167	5,651,339	118,395,531
LIABILITIES:
Payable for distribution fees	3,120	290	6,954
Payable for investments purchased	37,428	2,682	20,037
Payable for shareholder services fees	13,126	1,126	30,924
Payable to investment adviser	3,176	398	9,162
Redemptions payable	43,868	-	61,659
Total Liabilities	100,718	4,496	128,736
NET ASSETS	$49,780,449	$5,646,843	$118,266,795
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$419,802	$53,368	$1,005,515
Paid-in capital in excess of par	50,027,355	5,555,045	119,137,944
Undistributed/accumulated earnings (deficit)	(666,708)	38,430	(1,876,664)
NET ASSETS	$49,780,449	$5,646,843	$118,266,795
NET ASSETS BY CLASS
Investor Class	$3,882,923	$19,445	$13,061,575
Service Class	$39,249,414	$3,670,916	$87,821,550
Institutional Class	$6,648,112	$1,956,482	$17,383,670
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	20,000,000	35,000,000
Service Class	35,000,000	20,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	316,780	1,824	1,032,589
Service Class	3,174,690	345,684	6,910,575
Institutional Class	706,547	186,172	2,111,981
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.26	$10.66	$12.65
Service Class	$12.36	$10.62	$12.71
Institutional Class	$9.41	$10.51	$8.23
(a) Cost of investments, affiliated	$47,178,395	$5,275,967	$111,422,042
(b) Cost of investments, unaffiliated	$1,702,841	$216,151	$5,253,407
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$10,022,337	$110,521,995	$6,684,165
Investments at fair value, unaffiliated(b)	521,408	6,900,637	502,985
Subscriptions receivable	6,932	55,480	6,204
Total Assets	10,550,677	117,478,112	7,193,354
LIABILITIES:
Payable for distribution fees	584	6,301	425
Payable for investments purchased	6,932	55,307	6,204
Payable for shareholder services fees	2,292	28,193	1,642
Payable to investment adviser	875	10,482	669
Redemptions payable	-	283,371	-
Total Liabilities	10,683	383,654	8,940
NET ASSETS	$10,539,994	$117,094,458	$7,184,414
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$101,896	$1,054,123	$66,415
Paid-in capital in excess of par	10,673,950	119,851,174	7,282,001
Undistributed/accumulated deficit	(235,852)	(3,810,839)	(164,002)
NET ASSETS	$10,539,994	$117,094,458	$7,184,414
NET ASSETS BY CLASS
Investor Class	$128,374	$12,812,582	$13,354
Service Class	$7,349,789	$79,326,864	$5,392,111
Institutional Class	$3,061,831	$24,955,012	$1,778,949
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	20,000,000	35,000,000
Service Class	20,000,000	35,000,000	20,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Investor Class	12,481	966,346	1,226
Service Class	711,107	5,950,516	498,757
Institutional Class	295,374	3,624,367	164,166
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.29	$13.26	$10.89
Service Class	$10.34	$13.33	$10.81
Institutional Class	$10.37	$6.89	$10.84
(a) Cost of investments, affiliated	$9,953,881	$111,407,842	$6,634,417
(b) Cost of investments, unaffiliated	$552,157	$7,297,232	$520,473
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$69,216,181	$5,086,054	$35,954,093
Investments at fair value, unaffiliated(b)	6,122,405	504,394	3,850,657
Subscriptions receivable	41,377	5,129	22,898
Total Assets	75,379,963	5,595,577	39,827,648
LIABILITIES:
Payable for distribution fees	4,202	341	2,186
Payable for investments purchased	41,377	5,129	22,317
Payable for shareholder services fees	18,688	1,323	9,711
Payable to investment adviser	7,307	541	3,868
Redemptions payable	7,224	-	21,377
Total Liabilities	78,798	7,334	59,459
NET ASSETS	$75,301,165	$5,588,243	$39,768,189
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$694,262	$51,869	$359,636
Paid-in capital in excess of par	78,924,740	5,778,888	42,514,124
Undistributed/accumulated deficit	(4,317,837)	(242,514)	(3,105,571)
NET ASSETS	$75,301,165	$5,588,243	$39,768,189
NET ASSETS BY CLASS
Investor Class	$7,969,105	$38,495	$4,186,035
Service Class	$52,791,959	$4,331,236	$27,688,940
Institutional Class	$14,540,101	$1,218,512	$7,893,214
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	35,000,000	35,000,000
Service Class	35,000,000	20,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	591,005	3,582	312,389
Service Class	3,905,333	401,666	2,060,296
Institutional Class	2,446,283	113,446	1,223,672
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.48	$10.75	$13.40
Service Class	$13.52	$10.78	$13.44
Institutional Class	$5.94	$10.74	$6.45
(a) Cost of investments, affiliated	$72,573,581	$5,191,873	$38,039,055
(b) Cost of investments, unaffiliated	$6,526,461	$533,876	$4,137,399
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2020 (Unaudited)
Great-West Lifetime Conservative 2060 Fund
ASSETS:
Investments at fair value, affiliated(a)	$577,588
Investments at fair value, unaffiliated(b)	65,742
Total Assets	643,330
LIABILITIES:
Payable for shareholder services fees	7
Payable to investment adviser	61
Total Liabilities	68
NET ASSETS	$643,262
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,554
Paid-in capital in excess of par	645,971
Undistributed/accumulated deficit	(9,263)
NET ASSETS	$643,262
NET ASSETS BY CLASS
Investor Class	$10,110
Service Class	$10,109
Institutional Class	$623,043
CAPITAL STOCK:
Authorized
Investor Class	35,000,000
Service Class	35,000,000
Institutional Class	5,000,000
Issued and Outstanding
Investor Class	1,029
Service Class	1,028
Institutional Class	63,481
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.83
Service Class	$9.83
Institutional Class	$9.81
(a) Cost of investments, affiliated	$594,990
(b) Cost of investments, unaffiliated	$69,520
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$51,608	$4,828	$80,485
Dividends, affiliated	371,608	43,867	937,182
Dividends, unaffiliated	7,870	953	20,634
Total Income	431,086	49,648	1,038,301
EXPENSES:
Management fees	30,237	3,409	71,964
Shareholder services fees – Investor Class	5,624	31	24,401
Shareholder services fees – Service Class	70,717	6,387	154,965
Distribution fees – Service Class	20,085	1,819	44,012
Total Expenses	126,663	11,646	295,342
Less amount waived by distributor - Service Class	-	5	-
Less management fees waived	12,182	1,154	19,633
Net Expenses	114,481	10,487	275,709
NET INVESTMENT INCOME	316,605	39,161	762,592
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(942,688)	(4,644)	(2,465,199)
Net realized loss on investments, unaffiliated	(65,188)	(4,357)	(87,381)
Net Realized Loss	(1,007,876)	(9,001)	(2,552,580)
Net change in unrealized appreciation on investments, affiliated	880,889	15,931	1,576,766
Net change in unrealized depreciation on investments, unaffiliated	(116,488)	(15,115)	(457,194)
Net Change in Unrealized Appreciation	764,401	816	1,119,572
Net Realized and Unrealized Loss	(243,475)	(8,185)	(1,433,008)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,130	$30,976	$(670,416)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$5,311	$39,751	$1,350
Dividends, affiliated	85,069	908,653	51,801
Dividends, unaffiliated	2,003	22,336	1,371
Total Income	92,383	970,740	54,522
EXPENSES:
Management fees	6,312	70,448	3,945
Shareholder services fees – Investor Class	210	22,733	23
Shareholder services fees – Service Class	12,614	139,866	8,903
Distribution fees – Service Class	3,582	39,721	2,528
Total Expenses	22,718	272,768	15,399
Less management fees waived	1,345	10,938	439
Net Expenses	21,373	261,830	14,960
NET INVESTMENT INCOME	71,010	708,910	39,562
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(103,515)	(1,882,260)	(173,017)
Net realized gain (loss) on investments, unaffiliated	(17,638)	16,240	(8,879)
Net Realized Loss	(121,153)	(1,866,020)	(181,896)
Net change in unrealized depreciation on investments, affiliated	(120,829)	(838,004)	(28,936)
Net change in unrealized depreciation on investments, unaffiliated	(50,191)	(762,054)	(36,641)
Net Change in Unrealized Depreciation	(171,020)	(1,600,058)	(65,577)
Net Realized and Unrealized Loss	(292,173)	(3,466,078)	(247,473)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(221,163)	$(2,757,168)	$(207,911)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$7,892	$291	$1,919
Dividends, affiliated	513,718	35,602	243,136
Dividends, unaffiliated	15,517	1,129	8,588
Total Income	537,127	37,022	253,643
EXPENSES:
Management fees	45,084	3,036	23,152
Shareholder services fees – Investor Class	14,244	61	7,496
Shareholder services fees – Service Class	92,971	6,925	46,958
Distribution fees – Service Class	26,398	1,966	13,333
Total Expenses	178,697	11,988	90,939
Less management fees waived	3,649	209	1,643
Net Expenses	175,048	11,779	89,296
NET INVESTMENT INCOME	362,079	25,243	164,347
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(985,201)	(112,952)	(751,849)
Net realized gain (loss) on investments, unaffiliated	53,658	(2,335)	7,546
Net Realized Loss	(931,543)	(115,287)	(744,303)
Net change in unrealized depreciation on investments, affiliated	(2,948,374)	(150,827)	(1,560,216)
Net change in unrealized depreciation on investments, unaffiliated	(781,596)	(46,395)	(434,372)
Net Change in Unrealized Depreciation	(3,729,970)	(197,222)	(1,994,588)
Net Realized and Unrealized Loss	(4,661,513)	(312,509)	(2,738,891)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,299,434)	$(287,266)	$(2,574,544)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2020 (Unaudited)
Great-West Lifetime Conservative 2060 Fund
INVESTMENT INCOME:
Interest, affiliated	$25
Dividends, affiliated	3,738
Dividends, unaffiliated	134
Total Income	3,897
EXPENSES:
Management fees	326
Shareholder services fees – Investor Class	17
Shareholder services fees – Service Class	17
Distribution fees – Service Class	6
Total Expenses	366
Less amount waived by distributor - Service Class	5
Less management fees waived	24
Net Expenses	337
NET INVESTMENT INCOME	3,560
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments, affiliated	(3,424)
Net realized loss on investments, unaffiliated	(601)
Net Realized Loss	(4,025)
Net change in unrealized depreciation on investments, affiliated	(26,396)
Net change in unrealized depreciation on investments, unaffiliated	(5,262)
Net Change in Unrealized Depreciation	(31,658)
Net Realized and Unrealized Loss	(35,683)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(32,123)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2015 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$316,605	$1,181,789
Net realized gain (loss)	(1,007,876)	450,030
Net change in unrealized appreciation	764,401	5,136,216
Net Increase in Net Assets Resulting from Operations	73,130	6,768,035
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(25,674)	(159,288)
Service Class	(221,049)	(1,632,541)
Institutional Class	(71,746)	(373,758)
From Net Investment Income and Net Realized Gains	(318,469)	(2,165,587)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,142,821	1,049,704
Service Class	3,045,060	9,045,355
Institutional Class	782,079	1,866,205
Shares issued in reinvestment of distributions
Investor Class	25,674	159,288
Service Class	221,049	1,632,541
Institutional Class	71,746	373,758
Shares redeemed
Investor Class	(1,835,931)	(1,496,401)
Service Class	(7,623,570)	(23,359,174)
Institutional Class	(1,280,106)	(1,273,403)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,451,178)	(12,002,127)
Total Decrease in Net Assets	(5,696,517)	(7,399,679)
NET ASSETS:
Beginning of Period	55,476,966	62,876,645
End of Period	$49,780,449	$55,476,966
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	93,499	87,705
Service Class	253,186	746,228
Institutional Class	84,385	198,654
Shares issued in reinvestment of distributions
Investor Class	2,109	13,240
Service Class	18,001	134,894
Institutional Class	7,682	40,117
Shares redeemed
Investor Class	(150,625)	(124,073)
Service Class	(643,348)	(1,931,761)
Institutional Class	(136,522)	(136,384)
Net Decrease	(471,633)	(971,380)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2020 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$39,161	$126,171
Net realized loss	(9,001)	(76,415)
Net change in unrealized appreciation	816	658,304
Net Increase in Net Assets Resulting from Operations	30,976	708,060
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(133)	(939)
Service Class	(22,739)	(208,440)
Institutional Class	(16,464)	(76,548)
From Net Investment Income and Net Realized Gains	(39,336)	(285,927)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,956	8,690
Service Class	579,498	2,060,273
Institutional Class	760,750	1,507,735
Shares issued in reinvestment of distributions
Investor Class	133	939
Service Class	22,739	208,440
Institutional Class	16,464	76,548
Shares redeemed
Investor Class	(51)	(7,010)
Service Class	(1,054,427)	(3,519,432)
Institutional Class	(441,182)	(42,730)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(114,120)	293,453
Total Increase (Decrease) in Net Assets	(122,480)	715,586
NET ASSETS:
Beginning of Period	5,769,323	5,053,737
End of Period	$5,646,843	$5,769,323
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	187	825
Service Class	55,351	195,537
Institutional Class	74,672	147,256
Shares issued in reinvestment of distributions
Investor Class	13	89
Service Class	2,157	19,931
Institutional Class	1,578	7,351
Shares redeemed
Investor Class	(5)	(659)
Service Class	(100,368)	(336,111)
Institutional Class	(42,603)	(4,042)
Net Increase (Decrease)	(9,018)	30,177
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2025 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$762,592	$2,905,905
Net realized gain (loss)	(2,552,580)	2,762,403
Net change in unrealized appreciation	1,119,572	13,501,734
Net Increase (Decrease) in Net Assets Resulting from Operations	(670,416)	19,170,042
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(77,473)	(1,175,301)
Service Class	(482,216)	(5,840,958)
Institutional Class	(208,916)	(1,780,928)
From Net Investment Income and Net Realized Gains	(768,605)	(8,797,187)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,332,262	4,033,961
Service Class	7,050,259	21,858,099
Institutional Class	3,409,658	8,524,934
Shares issued in reinvestment of distributions
Investor Class	77,473	1,175,301
Service Class	482,216	5,840,958
Institutional Class	208,916	1,780,928
Shares redeemed
Investor Class	(7,671,034)	(6,325,633)
Service Class	(15,443,396)	(53,633,602)
Institutional Class	(5,435,688)	(3,081,440)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,989,334)	(19,826,494)
Total Decrease in Net Assets	(17,428,355)	(9,453,639)
NET ASSETS:
Beginning of Period	135,695,150	145,148,789
End of Period	$118,266,795	$135,695,150
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	107,654	318,082
Service Class	566,545	1,722,921
Institutional Class	414,340	994,596
Shares issued in reinvestment of distributions
Investor Class	6,183	93,287
Service Class	38,302	462,134
Institutional Class	25,602	213,603
Shares redeemed
Investor Class	(600,141)	(497,702)
Service Class	(1,253,346)	(4,219,339)
Institutional Class	(670,256)	(356,134)
Net Decrease	(1,365,117)	(1,268,552)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2030 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$71,010	$196,477
Net realized loss	(121,153)	(77,469)
Net change in unrealized appreciation (depreciation)	(171,020)	1,077,315
Net Increase (Decrease) in Net Assets Resulting from Operations	(221,163)	1,196,323
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(870)	(7,031)
Service Class	(45,462)	(459,710)
Institutional Class	(25,193)	(86,105)
From Net Investment Income and Net Realized Gains	(71,525)	(552,846)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	14,986	27,084
Service Class	1,400,512	3,571,174
Institutional Class	3,634,991	2,139,011
Shares issued in reinvestment of distributions
Investor Class	870	7,031
Service Class	45,462	459,710
Institutional Class	25,193	86,105
Shares redeemed
Investor Class	(10,565)	(1,102)
Service Class	(1,924,416)	(3,098,022)
Institutional Class	(1,776,428)	(1,042,481)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,410,605	2,148,510
Total Increase in Net Assets	1,117,917	2,791,987
NET ASSETS:
Beginning of Period	9,422,077	6,630,090
End of Period	$10,539,994	$9,422,077
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,489	2,601
Service Class	138,462	340,681
Institutional Class	349,368	205,467
Shares issued in reinvestment of distributions
Investor Class	85	677
Service Class	4,444	44,105
Institutional Class	2,458	8,209
Shares redeemed
Investor Class	(1,026)	(107)
Service Class	(188,958)	(297,459)
Institutional Class	(177,237)	(97,582)
Net Increase	129,085	206,592
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2035 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$708,910	$2,777,169
Net realized gain (loss)	(1,866,020)	3,839,142
Net change in unrealized appreciation (depreciation)	(1,600,058)	15,634,221
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,757,168)	22,250,532
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(60,641)	(1,383,914)
Service Class	(334,482)	(6,514,850)
Institutional Class	(320,802)	(3,592,607)
From Net Investment Income and Net Realized Gains	(715,925)	(11,491,371)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	961,137	3,842,958
Service Class	8,013,418	20,081,905
Institutional Class	3,270,309	10,428,230
Shares issued in reinvestment of distributions
Investor Class	60,641	1,383,914
Service Class	334,482	6,514,850
Institutional Class	320,802	3,592,607
Shares redeemed
Investor Class	(6,933,144)	(5,834,269)
Service Class	(15,410,968)	(43,947,249)
Institutional Class	(3,610,969)	(4,775,937)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(12,994,292)	(8,712,991)
Total Increase (Decrease) in Net Assets	(16,467,385)	2,046,170
NET ASSETS:
Beginning of Period	133,561,843	131,515,673
End of Period	$117,094,458	$133,561,843
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	74,683	285,291
Service Class	613,472	1,485,264
Institutional Class	471,927	1,387,016
Shares issued in reinvestment of distributions
Investor Class	4,633	103,826
Service Class	25,416	486,753
Institutional Class	47,177	504,546
Shares redeemed
Investor Class	(506,535)	(430,200)
Service Class	(1,181,315)	(3,254,532)
Institutional Class	(527,556)	(636,068)
Net Decrease	(978,098)	(68,104)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2040 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$39,562	$122,768
Net realized gain (loss)	(181,896)	48,589
Net change in unrealized appreciation (depreciation)	(65,577)	757,472
Net Increase (Decrease) in Net Assets Resulting from Operations	(207,911)	928,829
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(72)	(939)
Service Class	(27,283)	(366,110)
Institutional Class	(12,674)	(62,078)
From Net Investment Income and Net Realized Gains	(40,029)	(429,127)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	-	818
Service Class	1,122,543	3,058,618
Institutional Class	1,537,451	883,858
Shares issued in reinvestment of distributions
Investor Class	72	939
Service Class	27,283	366,110
Institutional Class	12,674	62,078
Shares redeemed
Investor Class	-	(819)
Service Class	(1,325,380)	(1,863,970)
Institutional Class	(630,807)	(108,255)
Net Increase in Net Assets Resulting from Capital Share Transactions	743,836	2,399,377
Total Increase in Net Assets	495,896	2,899,079
NET ASSETS:
Beginning of Period	6,688,518	3,789,439
End of Period	$7,184,414	$6,688,518
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	-	72
Service Class	109,177	275,832
Institutional Class	140,150	81,541
Shares issued in reinvestment of distributions
Investor Class	6	86
Service Class	2,564	33,304
Institutional Class	1,188	5,612
Shares redeemed
Investor Class	-	(73)
Service Class	(122,198)	(170,093)
Institutional Class	(59,630)	(9,693)
Net Increase	71,257	216,588
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2045 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$362,079	$1,641,489
Net realized gain (loss)	(931,543)	3,143,184
Net change in unrealized appreciation (depreciation)	(3,729,970)	12,135,633
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,299,434)	16,920,306
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(28,756)	(887,174)
Service Class	(158,281)	(5,356,078)
Institutional Class	(180,390)	(2,746,720)
From Net Investment Income and Net Realized Gains	(367,427)	(8,989,972)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	933,153	2,953,319
Service Class	6,448,330	17,330,616
Institutional Class	2,208,076	5,271,049
Shares issued in reinvestment of distributions
Investor Class	28,756	887,174
Service Class	158,281	5,356,078
Institutional Class	180,390	2,746,720
Shares redeemed
Investor Class	(3,435,985)	(3,379,092)
Service Class	(10,876,036)	(31,967,017)
Institutional Class	(1,536,690)	(3,355,213)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(5,891,725)	(4,156,366)
Total Increase (Decrease) in Net Assets	(10,558,586)	3,773,968
NET ASSETS:
Beginning of Period	85,859,751	82,085,783
End of Period	$75,301,165	$85,859,751
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	71,421	210,328
Service Class	486,595	1,233,604
Institutional Class	368,367	764,018
Shares issued in reinvestment of distributions
Investor Class	2,170	64,496
Service Class	11,919	389,282
Institutional Class	30,889	436,965
Shares redeemed
Investor Class	(243,898)	(240,239)
Service Class	(828,123)	(2,277,757)
Institutional Class	(260,481)	(488,294)
Net Increase (Decrease)	(361,141)	92,403
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2050 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$25,243	$94,783
Net realized gain (loss)	(115,287)	55,981
Net change in unrealized appreciation (depreciation)	(197,222)	670,184
Net Increase (Decrease) in Net Assets Resulting from Operations	(287,266)	820,948
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(178)	(2,961)
Service Class	(17,995)	(326,069)
Institutional Class	(7,476)	(48,705)
From Net Investment Income and Net Realized Gains	(25,649)	(377,735)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,221	16,567
Service Class	972,188	2,703,151
Institutional Class	727,767	596,207
Shares issued in reinvestment of distributions
Investor Class	178	2,961
Service Class	17,995	326,069
Institutional Class	7,476	48,705
Shares redeemed
Investor Class	(4,406)	(17,884)
Service Class	(974,629)	(1,670,255)
Institutional Class	(136,598)	(101,316)
Net Increase in Net Assets Resulting from Capital Share Transactions	618,192	1,904,205
Total Increase in Net Assets	305,277	2,347,418
NET ASSETS:
Beginning of Period	5,282,966	2,935,548
End of Period	$5,588,243	$5,282,966
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	787	1,483
Service Class	92,357	239,930
Institutional Class	65,246	54,191
Shares issued in reinvestment of distributions
Investor Class	17	267
Service Class	1,701	29,275
Institutional Class	709	4,372
Shares redeemed
Investor Class	(409)	(1,577)
Service Class	(88,710)	(149,739)
Institutional Class	(12,706)	(8,852)
Net Increase	58,992	169,350
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020 and fiscal year ended December 31, 2019
Great-West Lifetime Conservative 2055 Fund	2020 (Unaudited)	2019
OPERATIONS:
Net investment income	$164,347	$839,739
Net realized gain (loss)	(744,303)	1,714,286
Net change in unrealized appreciation (depreciation)	(1,994,588)	6,252,874
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,574,544)	8,806,899
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(12,932)	(577,192)
Service Class	(72,613)	(2,806,963)
Institutional Class	(81,694)	(1,364,995)
From Net Investment Income and Net Realized Gains	(167,239)	(4,749,150)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	773,701	2,396,801
Service Class	5,475,888	13,584,675
Institutional Class	1,444,663	2,648,038
Shares issued in reinvestment of distributions
Investor Class	12,932	577,192
Service Class	72,613	2,806,963
Institutional Class	81,694	1,364,995
Shares redeemed
Investor Class	(3,090,823)	(2,299,100)
Service Class	(6,709,184)	(16,764,916)
Institutional Class	(919,286)	(1,021,757)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,857,802)	3,292,891
Total Increase (Decrease) in Net Assets	(5,599,585)	7,350,640
NET ASSETS:
Beginning of Period	45,367,774	38,017,134
End of Period	$39,768,189	$45,367,774
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	58,130	168,494
Service Class	419,432	955,418
Institutional Class	226,456	357,236
Shares issued in reinvestment of distributions
Investor Class	984	41,569
Service Class	5,509	201,973
Institutional Class	12,906	197,692
Shares redeemed
Investor Class	(215,788)	(160,372)
Service Class	(501,227)	(1,178,109)
Institutional Class	(145,895)	(138,309)
Net Increase (Decrease)	(139,493)	445,592
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2020
Great-West Lifetime Conservative 2060 Fund	2020 (Unaudited)	2019 (a)
OPERATIONS:
Net investment income	$3,560	$7,623
Net realized gain (loss)	(4,025)	18,441
Net change in unrealized appreciation (depreciation)	(31,658)	10,478
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,123)	36,542
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(40)	(258)
Service Class	(40)	(255)
Institutional Class	(3,491)	(9,598)
From Net Investment Income and Net Realized Gains	(3,571)	(10,111)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	-	10,000
Service Class	-	10,000
Institutional Class	225,172	452,801
Shares issued in reinvestment of distributions
Investor Class	40	258
Service Class	40	255
Institutional Class	3,491	9,598
Shares redeemed
Institutional Class	(34,929)	(24,201)
Net Increase in Net Assets Resulting from Capital Share Transactions	193,814	458,711
Total Increase in Net Assets	158,120	485,142
NET ASSETS:
Beginning of Period	485,142	0
End of Period	$643,262	$485,142
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	-	1,000
Service Class	-	1,000
Institutional Class	22,910	45,399
Shares issued in reinvestment of distributions
Investor Class	4	25
Service Class	3	25
Institutional Class	363	911
Shares redeemed
Institutional Class	(3,740)	(2,362)
Net Increase	19,540	45,998
(a) Fund commenced operations on May 01, 2019.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.26	0.09	(0.01)	0.08	(0.08)	-	(0.08)	$12.26	0.67% (d)
12/31/2019	$11.37	0.25	1.10	1.35	(0.20)	(0.26)	(0.46)	$12.26	11.97%
12/31/2018	$12.30	0.32	(0.68)	(0.36)	(0.32)	(0.25)	(0.57)	$11.37	(3.03%)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
Service Class
06/30/2020(Unaudited)	$12.36	0.07	-	0.07	(0.07)	-	(0.07)	$12.36	0.57% (d)
12/31/2019	$11.45	0.24	1.12	1.36	(0.19)	(0.26)	(0.45)	$12.36	11.91%
12/31/2018	$12.36	0.26	(0.64)	(0.38)	(0.28)	(0.25)	(0.53)	$11.45	(3.16%)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
Institutional Class
06/30/2020(Unaudited)	$ 9.43	0.08	-	0.08	(0.10)	-	(0.10)	$ 9.41	0.85% (d)
12/31/2019	$ 8.85	0.24	0.85	1.09	(0.25)	(0.26)	(0.51)	$ 9.43	12.38%
12/31/2018	$ 9.71	0.36	(0.61)	(0.25)	(0.36)	(0.25)	(0.61)	$ 8.85	(2.72%)
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (e)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 3,883	0.47% (h)	0.42% (h)	1.50% (h)	13% (d)
12/31/2019	$ 4,558	0.47%	0.42%	2.07%	19%
12/31/2018	$ 4,489	0.47%	0.43%	2.66%	46%
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (i)
Service Class
06/30/2020 (Unaudited)	$ 39,249	0.57% (h)	0.52% (h)	1.17% (h)	13% (d)
12/31/2019	$ 43,836	0.57%	0.52%	1.94%	19%
12/31/2018	$ 52,648	0.57%	0.53%	2.15%	46%
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 6,648	0.12% (h)	0.07% (h)	1.67% (h)	13% (d)
12/31/2019	$ 7,083	0.12%	0.07%	2.53%	19%
12/31/2018	$ 5,740	0.12%	0.08%	3.80%	46%
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (e)	$ 569	0.12% (h)	0.09% (h)	8.94% (h)	40% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.70	0.07	(0.04)	0.03	(0.07)	-	(0.07)	$10.66	0.32% (d)
12/31/2019	$ 9.91	0.23	1.05	1.28	(0.17)	(0.32)	(0.49)	$10.70	13.09%
12/31/2018	$10.82	0.23	(0.61)	(0.38)	(0.30)	(0.23)	(0.53)	$ 9.91	(3.60%)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (e)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (f)	(0.17)	$10.21	3.89% (d)
Service Class
06/30/2020(Unaudited)	$10.66	0.06	(0.03)	0.03	(0.07)	-	(0.07)	$10.62	0.25% (d)
12/31/2019	$ 9.86	0.20	1.06	1.26	(0.14)	(0.32)	(0.46)	$10.66	13.00%
12/31/2018	$10.78	0.30	(0.69)	(0.39)	(0.30)	(0.23)	(0.53)	$ 9.86	(3.69%)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (e)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (f)	(0.19)	$10.17	3.67% (d)
Institutional Class
06/30/2020(Unaudited)	$10.55	0.09	(0.04)	0.05	(0.09)	-	(0.09)	$10.51	0.48% (d)
12/31/2019	$ 9.80	0.31	0.99	1.30	(0.23)	(0.32)	(0.55)	$10.55	13.45%
12/31/2018	$10.79	0.26	(0.58)	(0.32)	(0.44)	(0.23)	(0.67)	$ 9.80	(3.06%)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (e)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (f)	(0.20)	$10.19	3.99% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 19	0.47% (i)	0.43% (i)	1.43% (i)	26% (d)
12/31/2019	$ 17	0.47%	0.43%	2.14%	60%
12/31/2018	$ 14	0.47%	0.44%	2.17%	64%
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (e)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (d)
Service Class
06/30/2020 (Unaudited)	$3,671	0.57% (i)	0.53% (i)	1.22% (i)	26% (d)
12/31/2019	$4,143	0.57%	0.53%	1.91%	60%
12/31/2018	$5,021	0.57%	0.54%	2.86%	64%
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (e)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (d)
Institutional Class
06/30/2020 (Unaudited)	$1,956	0.12% (i)	0.08% (i)	1.67% (i)	26% (d)
12/31/2019	$1,609	0.12%	0.08%	3.00%	60%
12/31/2018	$ 19	0.12%	0.09%	2.38%	64%
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (e)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$12.75	0.08	(0.10)	(0.02)	(0.08)	-	(0.08)	$12.65	(0.19%) (d)
12/31/2019	$11.86	0.27	1.41	1.68	(0.23)	(0.56)	(0.79)	$12.75	14.35%
12/31/2018	$13.20	0.33	(0.84)	(0.51)	(0.33)	(0.50)	(0.83)	$11.86	(4.02%)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
Service Class
06/30/2020(Unaudited)	$12.81	0.07	(0.10)	(0.03)	(0.07)	-	(0.07)	$12.71	(0.23%) (d)
12/31/2019	$11.90	0.25	1.43	1.68	(0.21)	(0.56)	(0.77)	$12.81	14.24%
12/31/2018	$13.22	0.29	(0.81)	(0.52)	(0.30)	(0.50)	(0.80)	$11.90	(4.11%)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
Institutional Class
06/30/2020(Unaudited)	$ 8.33	0.07	(0.07)	0.00	(0.10)	-	(0.10)	$ 8.23	0.01% (d)
12/31/2019	$ 8.03	0.23	0.94	1.17	(0.31)	(0.56)	(0.87)	$ 8.33	14.67%
12/31/2018	$ 9.26	0.28	(0.61)	(0.33)	(0.40)	(0.50)	(0.90)	$ 8.03	(3.64%)
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (e)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 13,062	0.47% (h)	0.44% (h)	1.23% (h)	14% (d)
12/31/2019	$ 19,363	0.47%	0.44%	2.13%	22%
12/31/2018	$ 19,035	0.47%	0.45%	2.57%	39%
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (i)
Service Class
06/30/2020 (Unaudited)	$ 87,822	0.57% (h)	0.54% (h)	1.21% (h)	14% (d)
12/31/2019	$ 96,817	0.57%	0.54%	1.93%	22%
12/31/2018	$114,141	0.57%	0.55%	2.25%	39%
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 17,384	0.12% (h)	0.09% (h)	1.64% (h)	14% (d)
12/31/2019	$ 19,515	0.12%	0.09%	2.66%	22%
12/31/2018	$ 11,974	0.12%	0.10%	3.12%	39%
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (e)	$ 3,368	0.12% (h)	0.10% (h)	8.79% (h)	36% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.53	0.07	(0.24)	(0.17)	(0.07)	-	(0.07)	$10.29	(1.60%) (d)
12/31/2019	$ 9.67	0.24	1.26	1.50	(0.23)	(0.41)	(0.64)	$10.53	15.79%
12/31/2018	$11.04	0.48	(0.98)	(0.50)	(0.56)	(0.31)	(0.87)	$ 9.67	(4.80%)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (e)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (d)
Service Class
06/30/2020(Unaudited)	$10.58	0.06	(0.24)	(0.18)	(0.06)	-	(0.06)	$10.34	(1.65%) (d)
12/31/2019	$ 9.70	0.23	1.27	1.50	(0.21)	(0.41)	(0.62)	$10.58	15.76%
12/31/2018	$11.05	0.30	(0.82)	(0.52)	(0.52)	(0.31)	(0.83)	$ 9.70	(4.99%)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (e)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (d)
Institutional Class
06/30/2020(Unaudited)	$10.61	0.08	(0.23)	(0.15)	(0.09)	-	(0.09)	$10.37	(1.44%) (d)
12/31/2019	$ 9.75	0.31	1.24	1.55	(0.28)	(0.41)	(0.69)	$10.61	16.17%
12/31/2018	$11.04	0.40	(0.87)	(0.47)	(0.51)	(0.31)	(0.82)	$ 9.75	(4.48%)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (e)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 128	0.47% (h)	0.44% (h)	1.35% (h)	35% (d)
12/31/2019	$ 126	0.47%	0.44%	2.33%	45%
12/31/2018	$ 85	0.47%	0.45%	4.59%	53%
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (e)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (d)
Service Class
06/30/2020 (Unaudited)	$7,350	0.57% (h)	0.54% (h)	1.21% (h)	35% (d)
12/31/2019	$8,014	0.57%	0.54%	2.17%	45%
12/31/2018	$6,500	0.57%	0.55%	2.82%	53%
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (e)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (d)
Institutional Class
06/30/2020 (Unaudited)	$3,062	0.12% (h)	0.09% (h)	1.66% (h)	35% (d)
12/31/2019	$1,282	0.12%	0.09%	2.92%	45%
12/31/2018	$ 46	0.12%	0.10%	3.73%	53%
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (e)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$13.60	0.08	(0.36)	(0.28)	(0.06)	-	(0.06)	$13.26	(2.03%) (d)
12/31/2019	$12.43	0.27	1.92	2.19	(0.22)	(0.80)	(1.02)	$13.60	17.96%
12/31/2018	$14.38	0.34	(1.13)	(0.79)	(0.31)	(0.85)	(1.16)	$12.43	(5.79%)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
Service Class
06/30/2020(Unaudited)	$13.67	0.07	(0.35)	(0.28)	(0.06)	-	(0.06)	$13.33	(2.07%) (d)
12/31/2019	$12.49	0.26	1.92	2.18	(0.20)	(0.80)	(1.00)	$13.67	17.75%
12/31/2018	$14.42	0.29	(1.10)	(0.81)	(0.27)	(0.85)	(1.12)	$12.49	(5.89%)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
Institutional Class
06/30/2020(Unaudited)	$ 7.11	0.05	(0.18)	(0.13)	(0.09)	-	(0.09)	$ 6.89	(1.83%) (d)
12/31/2019	$ 6.98	0.20	1.04	1.24	(0.31)	(0.80)	(1.11)	$ 7.11	18.33%
12/31/2018	$ 8.65	0.24	(0.67)	(0.43)	(0.39)	(0.85)	(1.24)	$ 6.98	(5.42%)
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (e)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 12,813	0.47% (h)	0.45% (h)	1.17% (h)	15% (d)
12/31/2019	$ 18,953	0.47%	0.45%	2.02%	27%
12/31/2018	$ 17,834	0.47%	0.46%	2.41%	39%
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (i)
Service Class
06/30/2020 (Unaudited)	$ 79,327	0.57% (h)	0.55% (h)	1.10% (h)	15% (d)
12/31/2019	$ 88,786	0.57%	0.55%	1.91%	27%
12/31/2018	$ 97,095	0.57%	0.56%	2.04%	39%
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 24,955	0.12% (h)	0.10% (h)	1.59% (h)	15% (d)
12/31/2019	$ 25,823	0.12%	0.10%	2.63%	27%
12/31/2018	$ 16,587	0.12%	0.11%	2.83%	39%
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (e)	$ 2,192	0.12% (h)	0.11% (h)	10.64% (h)	37% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.35	0.06	(0.46)	(0.40)	(0.06)	-	(0.06)	$10.89	(3.53%) (d)
12/31/2019	$10.13	0.23	1.76	1.99	(0.22)	(0.55)	(0.77)	$11.35	20.05%
12/31/2018	$11.67	0.23	(1.02)	(0.79)	(0.33)	(0.42)	(0.75)	$10.13	(6.95%)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (e)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (f)	(0.18)	$10.41	6.01% (d)
Service Class
06/30/2020(Unaudited)	$11.28	0.06	(0.47)	(0.41)	(0.06)	-	(0.06)	$10.81	(3.67%) (d)
12/31/2019	$10.07	0.24	1.74	1.98	(0.22)	(0.55)	(0.77)	$11.28	20.02%
12/31/2018	$11.63	0.30	(1.11)	(0.81)	(0.33)	(0.42)	(0.75)	$10.07	(7.12%)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (e)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (f)	(0.20)	$10.40	6.06% (d)
Institutional Class
06/30/2020(Unaudited)	$11.30	0.09	(0.47)	(0.38)	(0.08)	-	(0.08)	$10.84	(3.37%) (d)
12/31/2019	$10.10	0.32	1.71	2.03	(0.28)	(0.55)	(0.83)	$11.30	20.53%
12/31/2018	$11.66	0.36	(1.11)	(0.75)	(0.39)	(0.42)	(0.81)	$10.10	(6.65%)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (e)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (f)	(0.20)	$10.42	6.34% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(h)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(h)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(h)	Portfolio turnover rate(i)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 13	0.47% (d)	0.47% (d)	1.12% (d)	29% (g)
12/31/2019	$ 14	0.47%	0.46%	2.07%	32%
12/31/2018	$ 11	0.47%	0.47%	2.03%	56%
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (e)	$ 16	0.47% (d)	0.47% (d)	3.31% (d)	6% (g)
Service Class
06/30/2020 (Unaudited)	$5,392	0.57% (d)	0.57% (d)	1.06% (d)	29% (g)
12/31/2019	$5,743	0.57%	0.56%	2.16%	32%
12/31/2018	$3,727	0.57%	0.56%	2.64%	56%
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (e)	$ 405	0.57% (d)	0.55% (d)	9.14% (d)	6% (g)
Institutional Class
06/30/2020 (Unaudited)	$1,779	0.12% (d)	0.11% (d)	1.70% (d)	29% (g)
12/31/2019	$ 932	0.12%	0.11%	2.85%	32%
12/31/2018	$ 50	0.12%	0.12%	3.13%	56%
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (e)	$ 11	0.12% (d)	0.12% (d)	3.19% (d)	6% (g)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.24	0.06	(0.77)	(0.71)	(0.05)	-	(0.05)	$13.48	(5.00%) (d)
12/31/2019	$12.79	0.28	2.47	2.75	(0.22)	(1.08)	(1.30)	$14.24	21.95%
12/31/2018	$15.48	0.32	(1.50)	(1.18)	(0.28)	(1.23)	(1.51)	$12.79	(7.94%)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
Service Class
06/30/2020(Unaudited)	$14.27	0.06	(0.77)	(0.71)	(0.04)	-	(0.04)	$13.52	(4.97%) (d)
12/31/2019	$12.81	0.25	2.48	2.73	(0.19)	(1.08)	(1.27)	$14.27	21.77%
12/31/2018	$15.47	0.27	(1.45)	(1.18)	(0.25)	(1.23)	(1.48)	$12.81	(7.99%)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
Institutional Class
06/30/2020(Unaudited)	$ 6.32	0.04	(0.35)	(0.31)	(0.07)	-	(0.07)	$ 5.94	(4.81%) (d)
12/31/2019	$ 6.36	0.17	1.17	1.34	(0.30)	(1.08)	(1.38)	$ 6.32	22.27%
12/31/2018	$ 8.55	0.21	(0.79)	(0.58)	(0.38)	(1.23)	(1.61)	$ 6.36	(7.57%)
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (e)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 7,969	0.47% (h)	0.46% (h)	0.96% (h)	12% (d)
12/31/2019	$ 10,838	0.47%	0.46%	1.99%	28%
12/31/2018	$ 9,298	0.47%	0.46%	2.09%	38%
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (i)
Service Class
06/30/2020 (Unaudited)	$ 52,792	0.57% (h)	0.56% (h)	0.86% (h)	12% (d)
12/31/2019	$ 60,435	0.57%	0.56%	1.78%	28%
12/31/2018	$ 62,653	0.57%	0.56%	1.78%	38%
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 14,540	0.12% (h)	0.11% (h)	1.37% (h)	12% (d)
12/31/2019	$ 14,587	0.12%	0.11%	2.45%	28%
12/31/2018	$ 10,135	0.12%	0.11%	2.57%	38%
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (e)	$ 832	0.12% (h)	0.11% (h)	7.48% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$11.46	0.05	(0.71)	(0.66)	(0.05)	-	(0.05)	$10.75	(5.75%) (d)
12/31/2019	$10.07	0.21	2.05	2.26	(0.21)	(0.66)	(0.87)	$11.46	22.89%
12/31/2018	$11.74	0.30	(1.29)	(0.99)	(0.34)	(0.34)	(0.68)	$10.07	(8.66%)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (e)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (d)
Service Class
06/30/2020(Unaudited)	$11.50	0.05	(0.73)	(0.68)	(0.04)	-	(0.04)	$10.78	(5.86%) (d)
12/31/2019	$10.11	0.24	2.02	2.26	(0.21)	(0.66)	(0.87)	$11.50	22.78%
12/31/2018	$11.77	0.31	(1.31)	(1.00)	(0.32)	(0.34)	(0.66)	$10.11	(8.71%)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (e)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (d)
Institutional Class
06/30/2020(Unaudited)	$11.45	0.07	(0.71)	(0.64)	(0.07)	-	(0.07)	$10.74	(5.61%) (d)
12/31/2019	$10.09	0.30	2.00	2.30	(0.28)	(0.66)	(0.94)	$11.45	23.21%
12/31/2018	$11.74	0.40	(1.35)	(0.95)	(0.36)	(0.34)	(0.70)	$10.09	(8.31%)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (e)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 38	0.47% (d)	0.46% (d)	0.98% (d)	22% (f)
12/31/2019	$ 37	0.47%	0.46%	1.88%	35%
12/31/2018	$ 30	0.47%	0.46%	2.58%	32%
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (e)	$ 11	0.47% (d)	0.47% (d)	2.94% (d)	130% (f)
Service Class
06/30/2020 (Unaudited)	$4,331	0.57% (d)	0.56% (d)	0.89% (d)	22% (f)
12/31/2019	$4,557	0.57%	0.56%	2.09%	35%
12/31/2018	$2,799	0.57%	0.56%	2.67%	32%
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (e)	$ 159	0.57% (d)	0.55% (d)	3.28% (d)	130% (f)
Institutional Class
06/30/2020 (Unaudited)	$1,219	0.12% (d)	0.11% (d)	1.40% (d)	22% (f)
12/31/2019	$ 689	0.12%	0.11%	2.70%	35%
12/31/2018	$ 106	0.12%	0.11%	3.43%	32%
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (e)	$ 11	0.12% (d)	0.12% (d)	3.11% (d)	130% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$14.36	0.05	(0.97)	(0.92)	(0.04)	-	(0.04)	$13.40	(6.40%) (d)
12/31/2019	$12.83	0.28	2.62	2.90	(0.22)	(1.15)	(1.37)	$14.36	23.18%
12/31/2018	$15.53	0.33	(1.66)	(1.33)	(0.30)	(1.07)	(1.37)	$12.83	(8.95%)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
Service Class
06/30/2020(Unaudited)	$14.40	0.05	(0.97)	(0.92)	(0.04)	-	(0.04)	$13.44	(6.42%) (d)
12/31/2019	$12.86	0.26	2.63	2.89	(0.20)	(1.15)	(1.35)	$14.40	23.01%
12/31/2018	$15.53	0.27	(1.61)	(1.34)	(0.26)	(1.07)	(1.33)	$12.86	(8.99%)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
Institutional Class
06/30/2020(Unaudited)	$ 6.95	0.04	(0.47)	(0.43)	(0.07)	-	(0.07)	$ 6.45	(6.20%) (d)
12/31/2019	$ 6.86	0.19	1.36	1.55	(0.31)	(1.15)	(1.46)	$ 6.95	23.50%
12/31/2018	$ 9.04	0.24	(0.97)	(0.73)	(0.38)	(1.07)	(1.45)	$ 6.86	(8.58%)
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (e)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 4,186	0.47% (h)	0.46% (h)	0.80% (h)	16% (d)
12/31/2019	$ 6,737	0.47%	0.46%	1.96%	34%
12/31/2018	$ 5,381	0.47%	0.46%	2.17%	48%
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (i)
Service Class
06/30/2020 (Unaudited)	$27,689	0.57% (h)	0.56% (h)	0.75% (h)	16% (d)
12/31/2019	$30,774	0.57%	0.56%	1.80%	34%
12/31/2018	$27,738	0.57%	0.56%	1.79%	48%
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (i)
Institutional Class
06/30/2020 (Unaudited)	$ 7,893	0.12% (h)	0.11% (h)	1.24% (h)	16% (d)
12/31/2019	$ 7,858	0.12%	0.11%	2.52%	34%
12/31/2018	$ 4,899	0.12%	0.11%	2.69%	48%
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (e)	$ 188	0.12% (h)	0.11% (h)	7.03% (h)	38% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2060 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2020(Unaudited)	$10.56	0.04	(0.73)	(0.69)	(0.04)	-	(0.04)	$ 9.83	(6.53%) (d)
12/31/2019 (e)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.21% (d)
Service Class
06/30/2020(Unaudited)	$10.56	0.04	(0.73)	(0.69)	(0.04)	-	(0.04)	$ 9.83	(6.53%) (d)
12/31/2019 (e)	$10.00	0.21	0.60	0.81	(0.20)	(0.05)	(0.25)	$10.56	8.20% (d)
Institutional Class
06/30/2020(Unaudited)	$10.55	0.06	(0.74)	(0.68)	(0.06)	-	(0.06)	$ 9.81	(6.47%) (d)
12/31/2019 (e)	$10.00	0.30	0.54	0.84	(0.24)	(0.05)	(0.29)	$10.55	8.43% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2020 (Unaudited)	$ 10	0.47% (d)	0.46% (d)	0.80% (d)	9% (f)
12/31/2019 (e)	$ 11	0.47% (d)	0.46% (d)	3.10% (d)	12% (f)
Service Class
06/30/2020 (Unaudited)	$ 10	0.57% (d)	0.46% (d)	0.80% (d)	9% (f)
12/31/2019 (e)	$ 11	0.57% (d)	0.46% (d)	3.02% (d)	12% (f)
Institutional Class
06/30/2020 (Unaudited)	$623	0.12% (d)	0.11% (d)	1.21% (d)	9% (f)
12/31/2019 (e)	$464	0.12% (d)	0.11% (d)	4.36% (d)	12% (f)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on May 1, 2019.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2020

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-six funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund, the Great-West Lifetime Conservative 2055 Fund and the Great-West Lifetime Conservative 2060 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L, and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class, Service Class, and Institutional Class; Class L has not yet been capitalized. Effective as of the close of business on June 30, 2020, the Funds closed to new investors. Investors who already owned shares of the Funds at the close of business on June 30, 2020 may continue to purchase additional shares.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has resulted in governments worldwide enacting emergency measures to combat the spread of the virus. These measures, which include the implementation of travel bans, self-imposed quarantine periods and social distancing, have caused material disruption to businesses globally resulting in an economic slowdown. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Semi-Annual Report - June 30, 2020

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2020, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2020

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2020 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Depreciation on Investments
Great-West Lifetime Conservative 2015 Fund	$50,688,330	$1,708,713	$(2,553,303)	$(844,590)
Great-West Lifetime Conservative 2020 Fund	5,699,117	233,969	(284,429)	(50,460)
Great-West Lifetime Conservative 2025 Fund	121,087,269	4,777,041	(7,488,815)	(2,711,774)
Great-West Lifetime Conservative 2030 Fund	10,934,998	313,962	(705,215)	(391,253)
Great-West Lifetime Conservative 2035 Fund	123,284,484	4,609,116	(10,470,968)	(5,861,852)
Great-West Lifetime Conservative 2040 Fund	7,551,916	284,120	(648,886)	(364,766)
Great-West Lifetime Conservative 2045 Fund	82,175,916	2,426,190	(9,263,520)	(6,837,330)
Great-West Lifetime Conservative 2050 Fund	6,015,101	185,267	(609,920)	(424,653)
Great-West Lifetime Conservative 2055 Fund	44,269,770	1,155,827	(5,620,847)	(4,465,020)
Great-West Lifetime Conservative 2060 Fund	669,107	20,487	(46,264)	(25,777)
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Effective April 29, 2020, Great-West Funds has entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-six funds for which they serve as directors was $565,500 for the period ended June 30, 2020.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.

Semi-Annual Report - June 30, 2020

The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2020, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	640,876	$7,453,660	$539,623	$1,585,033	$ 13,764	$ 301,725	$ 75,876	$ 6,709,975	13.48%
Great-West Core Bond Fund Institutional Class	314,300	3,660,313	209,259	681,907	23,186	109,345	41,038	3,297,010	6.62
Great-West Global Bond Fund Institutional Class	389,744	3,868,687	256,387	634,204	(17,349)	(37,742)	9,066	3,453,128	6.94
Great-West High Yield Bond Fund Institutional Class	222,028	2,301,144	198,699	396,821	(11,403)	(44,824)	38,053	2,058,198	4.13
Great-West Inflation-Protected Securities Fund Institutional Class	776,179	8,753,450	508,918	1,625,352	(55,428)	225,673	24,397	7,862,689	15.80
Great-West Multi-Sector Bond Fund Institutional Class	282,085	3,017,685	170,136	421,808	26,718	(57,995)	59,997	2,708,018	5.44
Great-West Short Duration Bond Fund Institutional Class	294,565	3,306,233	195,817	573,048	(11,626)	46,103	36,948	2,975,105	5.98
					(32,138)	542,285	285,375	29,064,123	58.39
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	11,627	133,104	35,522	36,603	(1,600)	(12,843)	4	119,180	0.24
Great-West Emerging Markets Equity Fund Institutional Class	47,262	449,731	83,464	119,925	(17,578)	(8,705)	-	404,565	0.81
Great-West International Growth Fund Institutional Class	66,111	716,349	114,777	261,241	(29,802)	72,051	-	641,936	1.29
Great-West International Index Fund Institutional Class	157,167	1,592,989	312,845	361,820	(750)	(121,649)	-	1,422,365	2.86
Great-West International Value Fund Institutional Class	103,693	876,699	152,875	297,142	(103,662)	52,523	-	784,955	1.58
Great-West Large Cap Growth Fund Institutional Class	103,066	1,293,051	206,090	562,022	(49,939)	228,559	1,871	1,165,678	2.34
Great-West Large Cap Value Fund Institutional Class	225,266	1,553,544	382,806	486,589	(121,518)	(59,870)	17,366	1,389,891	2.79
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	53,001	360,470	110,608	130,934	(38,474)	(14,717)	1,349	325,427	0.65
Great-West Mid Cap Value Fund Institutional Class	65,793	532,581	168,539	206,713	(56,754)	(16,092)	3,495	478,315	0.96
Great-West Real Estate Index Fund Institutional Class	92,528	736,248	241,213	237,823	(34,102)	(82,685)	10,941	656,953	1.32
Great-West S&P 500® Index Fund Institutional Class	275,523	2,847,029	555,382	1,007,868	(183,227)	162,309	35,650	2,556,852	5.14
Great-West S&P Mid Cap 400® Index Fund Institutional Class	142,364	1,220,393	337,153	515,875	(133,165)	55,960	9,725	1,097,631	2.20
Great-West S&P Small Cap 600® Index Fund Institutional Class	93,585	665,612	200,216	293,646	(108,389)	32,375	5,832	604,557	1.21
Great-West Small Cap Growth Fund Institutional Class	5,155	60,990	15,927	27,318	(2,485)	5,401	-	55,000	0.11

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	61,262	$ 554,812	$113,843	$ 215,966	$ (29,105)	$ 45,987	$ -	$ 498,676	1.00%
					(910,550)	338,604	86,233	12,201,981	24.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,934,910	7,687,657	880,482	1,684,837	-	-	51,608	6,934,910	13.93
					0	0	51,608	6,934,910	13.93
				Total	$(942,688)	$ 880,889	$423,216	$48,201,014	96.82%
Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	78,574	$837,950	$158,933	$199,463	$ 14,121	$ 25,245	$ 9,397	$ 822,665	14.57%
Great-West Core Bond Fund Institutional Class	38,582	412,333	69,809	89,269	5,191	11,853	5,090	404,726	7.17
Great-West Global Bond Fund Institutional Class	44,623	406,915	77,021	84,518	(994)	(4,055)	1,033	395,363	7.00
Great-West High Yield Bond Fund Institutional Class	26,039	248,044	53,668	55,562	(162)	(4,770)	4,439	241,380	4.27
Great-West Inflation-Protected Securities Fund Institutional Class	70,008	722,774	132,576	165,173	(1,564)	19,001	2,186	709,178	12.56
Great-West Multi-Sector Bond Fund Institutional Class	34,295	336,868	62,038	66,139	1,186	(3,533)	7,253	329,234	5.83
Great-West Short Duration Bond Fund Institutional Class	27,542	283,864	51,237	60,351	444	3,424	3,487	278,174	4.93
					18,222	47,165	32,885	3,180,720	56.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,486	15,580	7,510	6,543	(294)	(1,310)	-	15,237	0.27
Great-West Emerging Markets Equity Fund Institutional Class	6,851	60,017	20,309	17,613	658	(4,067)	-	58,646	1.04
Great-West International Growth Fund Institutional Class	9,100	90,626	27,513	31,672	5,050	1,893	-	88,360	1.57
Great-West International Index Fund Institutional Class	21,618	201,466	72,022	67,969	(4,431)	(9,878)	-	195,641	3.46
Great-West International Value Fund Institutional Class	14,259	110,795	37,164	33,524	809	(6,493)	-	107,942	1.91
Great-West Large Cap Growth Fund Institutional Class	13,210	152,176	47,553	65,050	9,122	14,722	237	149,401	2.65
Great-West Large Cap Value Fund Institutional Class	29,154	184,709	80,260	73,336	(9,513)	(11,751)	2,227	179,882	3.19
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	7,427	46,162	24,134	20,686	(2,423)	(4,011)	187	45,599	0.81

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Mid Cap Value Fund Institutional Class	8,494	$ 62,918	$ 33,120	$ 30,662	$ (4,440)	$ (3,623)	$ 447	$ 61,753	1.09%
Great-West Real Estate Index Fund Institutional Class	10,919	79,334	43,875	37,520	(3,852)	(8,166)	1,280	77,523	1.37
Great-West S&P 500® Index Fund Institutional Class	35,555	337,169	122,570	129,373	408	(419)	4,556	329,947	5.84
Great-West S&P Mid Cap 400® Index Fund Institutional Class	18,404	144,356	69,815	72,591	(7,225)	317	1,244	141,897	2.51
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,055	84,953	44,309	43,608	(7,534)	(1,317)	804	84,337	1.49
Great-West Small Cap Growth Fund Institutional Class	745	8,081	3,546	4,667	(389)	987	-	7,947	0.14
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,860	65,268	24,416	27,583	1,188	1,882	-	63,983	1.13
					(22,866)	(31,234)	10,982	1,608,095	28.47
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	648,853	662,309	155,400	173,684	-	-	4,828	648,853	11.49
					0	0	4,828	648,853	11.49
				Total	$ (4,644)	$ 15,931	$48,695	$5,437,668	96.29%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,719,799	$20,551,659	$1,902,926	$5,255,851	$ 42,259	$ 807,566	$ 200,465	$ 18,006,300	15.22%
Great-West Core Bond Fund Institutional Class	844,011	10,097,182	708,285	2,248,629	56,115	296,836	108,522	8,853,674	7.49
Great-West Global Bond Fund Institutional Class	924,029	9,464,932	694,004	1,897,895	(60,444)	(74,143)	21,457	8,186,898	6.92
Great-West High Yield Bond Fund Institutional Class	548,063	5,860,594	355,552	999,150	(8,454)	(136,454)	93,785	5,080,542	4.29
Great-West Inflation-Protected Securities Fund Institutional Class	1,112,293	12,860,073	986,315	2,906,989	(83,075)	328,125	34,789	11,267,524	9.53
Great-West Multi-Sector Bond Fund Institutional Class	745,721	8,203,092	404,660	1,296,624	70,374	(152,202)	157,950	7,158,926	6.05
Great-West Short Duration Bond Fund Institutional Class	460,916	5,316,451	360,143	1,095,189	(24,887)	73,842	57,097	4,655,247	3.94
					(8,112)	1,143,570	674,065	63,209,111	53.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	35,584	420,157	95,943	102,887	2,315	(48,475)	11	364,738	0.31
Great-West Emerging Markets Equity Fund Institutional Class	184,169	1,805,860	264,620	447,866	(59,596)	(46,127)	-	1,576,487	1.33

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West International Growth Fund Institutional Class	232,247	$ 2,591,805	$ 356,718	$ 934,608	$ (96,402)	$ 241,206	$ -	$ 2,255,121	1.91%
Great-West International Index Fund Institutional Class	551,193	5,776,633	964,797	1,282,908	29,217	(470,222)	-	4,988,300	4.22
Great-West International Value Fund Institutional Class	364,264	3,180,284	468,504	975,411	(271,425)	84,100	-	2,757,477	2.33
Great-West Large Cap Growth Fund Institutional Class	313,914	4,064,544	535,300	1,691,800	(117,921)	642,325	5,681	3,550,369	3.00
Great-West Large Cap Value Fund Institutional Class	697,959	4,974,314	1,045,924	1,524,064	(391,668)	(189,766)	53,745	4,306,408	3.64
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	190,097	1,330,078	356,579	442,538	(119,340)	(76,923)	4,815	1,167,196	0.99
Great-West Mid Cap Value Fund Institutional Class	205,095	1,709,456	477,781	626,768	(167,043)	(69,426)	10,858	1,491,043	1.26
Great-West Real Estate Index Fund Institutional Class	236,186	1,938,206	529,493	536,604	(53,222)	(254,173)	27,832	1,676,922	1.42
Great-West S&P 500® Index Fund Institutional Class	848,473	9,054,069	1,494,107	2,965,920	(395,828)	291,570	109,526	7,873,826	6.66
Great-West S&P Mid Cap 400® Index Fund Institutional Class	438,426	3,872,246	954,657	1,563,601	(373,335)	116,960	29,829	3,380,262	2.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	335,907	2,458,756	651,745	1,002,576	(346,787)	62,036	20,820	2,169,961	1.83
Great-West Small Cap Growth Fund Institutional Class	18,913	230,825	54,315	100,883	(7,913)	17,545	-	201,802	0.17
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	186,260	1,739,432	309,762	665,606	(88,139)	132,566	-	1,516,154	1.28
					(2,457,087)	433,196	263,117	39,276,066	33.21
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	10,855,622	12,402,238	1,572,675	3,199,776	-	-	80,485	10,855,622	9.18
					0	0	80,485	10,855,622	9.18
				Total	$(2,465,199)	$1,576,766	$1,017,667	$113,340,799	95.83%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	151,207	$1,415,288	$711,319	$570,542	$ 49,254	$ 27,073	$18,151	$ 1,583,138	15.02%
Great-West Core Bond Fund Institutional Class	73,998	694,014	339,295	270,420	19,598	13,348	9,796	776,237	7.36
Great-West Global Bond Fund Institutional Class	78,033	622,864	320,696	246,311	(2,251)	(5,872)	1,822	691,377	6.56
Great-West High Yield Bond Fund Institutional Class	47,179	391,723	189,804	135,807	(5,276)	(8,372)	8,083	437,348	4.15
Great-West Inflation-Protected Securities Fund Institutional Class	68,804	623,475	312,784	254,195	1,711	14,924	2,174	696,988	6.61

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	65,432	$ 561,355	$273,447	$200,126	$ 24	$ (6,530)	$13,930	$ 628,146	5.96%
Great-West Short Duration Bond Fund Institutional Class	30,752	277,858	136,910	107,005	1,570	2,831	3,903	310,594	2.95
					64,630	37,402	57,859	5,123,828	48.61
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,817	34,847	22,293	13,157	(1,398)	(4,856)	1	39,127	0.37
Great-West Emerging Markets Equity Fund Institutional Class	21,252	163,041	92,576	58,039	441	(15,662)	-	181,916	1.73
Great-West International Growth Fund Institutional Class	25,597	222,434	113,805	93,698	5,490	6,002	-	248,543	2.36
Great-West International Index Fund Institutional Class	60,997	495,681	280,566	185,214	(22,102)	(39,010)	-	552,023	5.24
Great-West International Value Fund Institutional Class	40,160	272,308	147,315	104,669	(15,178)	(10,942)	-	304,012	2.88
Great-West Large Cap Growth Fund Institutional Class	32,418	326,088	160,290	157,916	8,736	38,181	587	366,643	3.48
Great-West Large Cap Value Fund Institutional Class	73,090	403,324	244,073	149,938	(26,312)	(46,493)	5,612	450,966	4.28
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	21,180	114,898	80,881	48,231	(10,546)	(17,501)	536	130,047	1.23
Great-West Mid Cap Value Fund Institutional Class	21,319	137,527	99,554	64,154	(13,584)	(17,940)	1,126	154,987	1.47
Great-West Real Estate Index Fund Institutional Class	21,776	137,855	103,945	61,854	(9,006)	(25,334)	2,566	154,612	1.47
Great-West S&P 500® Index Fund Institutional Class	88,198	729,164	395,296	307,268	(28,919)	1,289	11,365	818,481	7.77
Great-West S&P Mid Cap 400® Index Fund Institutional Class	45,655	312,098	202,353	149,315	(26,546)	(13,135)	3,101	352,001	3.34
Great-West S&P Small Cap 600® Index Fund Institutional Class	37,296	212,288	147,266	101,111	(25,012)	(17,509)	2,316	240,934	2.29
Great-West Small Cap Growth Fund Institutional Class	2,094	19,781	12,225	10,944	(1,174)	1,283	-	22,345	0.21
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	19,293	139,577	76,304	62,232	(3,035)	3,396	-	157,045	1.49
					(168,145)	(158,231)	27,210	4,173,682	39.61
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	724,827	648,911	356,774	286,169	-	-	5,311	724,827	6.88
					0	0	5,311	724,827	6.88
				Total	$(103,515)	$(120,829)	$90,380	$10,022,337	95.10%

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,533,208	$18,200,631	$2,393,380	$5,101,049	$ 177,176	$ 559,724	$175,033	$ 16,052,686	13.71%
Great-West Core Bond Fund Institutional Class	751,627	8,933,269	969,935	2,272,912	44,937	254,271	94,569	7,884,563	6.73
Great-West Global Bond Fund Institutional Class	764,773	7,766,299	917,766	1,843,634	(59,541)	(64,538)	17,782	6,775,893	5.79
Great-West High Yield Bond Fund Institutional Class	465,105	4,920,623	215,035	695,019	(15,338)	(129,116)	79,606	4,311,523	3.68
Great-West Inflation-Protected Securities Fund Institutional Class	463,445	5,323,255	622,096	1,384,285	(40,212)	133,629	14,551	4,694,695	4.01
Great-West Multi-Sector Bond Fund Institutional Class	658,943	7,190,708	507,821	1,296,996	(19,053)	(75,680)	139,867	6,325,853	5.40
Great-West Short Duration Bond Fund Institutional Class	232,875	2,668,629	303,531	653,900	(14,465)	33,780	28,176	2,352,040	2.01
					73,504	712,070	549,584	48,397,253	41.33
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	50,239	586,863	109,853	92,388	18,621	(89,378)	15	514,950	0.44
Great-West Emerging Markets Equity Fund Institutional Class	317,015	3,086,336	323,056	550,336	(57,326)	(145,411)	-	2,713,645	2.32
Great-West International Growth Fund Institutional Class	362,182	4,007,654	364,226	1,141,975	(93,664)	286,886	-	3,516,791	3.00
Great-West International Index Fund Institutional Class	861,493	8,924,879	1,091,275	1,337,818	105,870	(881,821)	-	7,796,515	6.66
Great-West International Value Fund Institutional Class	567,461	4,900,424	504,438	989,736	(217,887)	(119,447)	-	4,295,679	3.67
Great-West Large Cap Growth Fund Institutional Class	427,754	5,474,495	473,975	1,812,912	(24,611)	702,336	7,739	4,837,894	4.13
Great-West Large Cap Value Fund Institutional Class	971,181	6,835,637	1,142,314	1,525,214	(415,172)	(460,549)	74,708	5,992,188	5.12
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	298,947	2,067,802	470,795	487,959	(118,507)	(215,100)	7,568	1,835,538	1.57
Great-West Mid Cap Value Fund Institutional Class	284,901	2,349,063	569,094	638,912	(144,416)	(208,015)	15,075	2,071,230	1.77
Great-West Real Estate Index Fund Institutional Class	249,946	2,043,583	471,126	413,434	(16,062)	(326,658)	29,455	1,774,617	1.51
Great-West S&P 500® Index Fund Institutional Class	1,167,370	12,313,815	1,464,320	2,901,828	(198,171)	(43,113)	150,628	10,833,194	9.25
Great-West S&P Mid Cap 400® Index Fund Institutional Class	604,205	5,273,132	1,100,042	1,636,696	(326,288)	(78,055)	41,082	4,658,423	3.98
Great-West S&P Small Cap 600® Index Fund Institutional Class	529,288	3,830,616	865,832	1,149,761	(366,450)	(127,490)	32,799	3,419,197	2.92
Great-West Small Cap Growth Fund Institutional Class	28,749	346,770	67,337	125,407	(6,208)	18,051	-	306,751	0.26
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	254,495	2,350,256	313,943	730,303	(95,493)	137,690	-	2,071,586	1.77
					(1,955,764)	(1,550,074)	359,069	56,638,198	48.37

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,486,544	$ 6,229,050	$1,062,365	$1,844,622	$ -	$ -	$ 39,751	$ 5,486,544	4.69%
					0	0	39,751	5,486,544	4.69
				Total	$(1,882,260)	$ (838,004)	$948,404	$110,521,995	94.39%
Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	77,114	$745,892	$334,490	$287,198	$ 19,348	$ 14,200	$ 8,324	$ 807,384	11.24%
Great-West Core Bond Fund Institutional Class	37,747	365,686	154,702	132,088	6,467	7,661	4,489	395,961	5.51
Great-West Global Bond Fund Institutional Class	37,333	309,443	132,603	109,052	(2,530)	(2,222)	865	330,772	4.60
Great-West High Yield Bond Fund Institutional Class	22,896	197,657	66,542	47,929	(1,959)	(4,021)	3,911	212,249	2.96
Great-West Inflation-Protected Securities Fund Institutional Class	13,598	127,317	55,260	48,033	(300)	3,203	425	137,747	1.92
Great-West Multi-Sector Bond Fund Institutional Class	32,923	293,387	111,932	87,687	(1,756)	(1,568)	6,970	316,064	4.40
Great-West Short Duration Bond Fund Institutional Class	8,419	78,674	33,646	28,339	(130)	1,047	968	85,028	1.18
					19,140	18,300	25,952	2,285,205	31.81
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,638	34,639	16,637	10,366	(944)	(3,618)	1	37,292	0.52
Great-West Emerging Markets Equity Fund Institutional Class	25,602	203,988	76,378	48,885	(830)	(12,327)	-	219,154	3.05
Great-West International Growth Fund Institutional Class	27,883	252,642	74,882	76,162	(5,887)	19,380	-	270,742	3.77
Great-West International Index Fund Institutional Class	66,116	560,243	203,291	127,133	(12,891)	(38,055)	-	598,346	8.33
Great-West International Value Fund Institutional Class	43,563	307,533	105,762	87,979	(26,336)	4,455	-	329,771	4.59
Great-West Large Cap Growth Fund Institutional Class	30,716	324,974	97,963	120,919	(5,018)	45,384	555	347,402	4.83
Great-West Large Cap Value Fund Institutional Class	70,640	405,656	178,394	106,900	(17,014)	(41,303)	5,415	435,847	6.07
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	23,050	129,848	68,420	44,244	(10,244)	(12,499)	581	141,525	1.97
Great-West Mid Cap Value Fund Institutional Class	20,715	139,355	71,195	46,815	(10,272)	(13,134)	1,093	150,601	2.10
Great-West Real Estate Index Fund Institutional Class	15,708	104,822	55,358	32,920	(3,330)	(15,734)	1,845	111,526	1.55
Great-West S&P 500® Index Fund Institutional Class	84,420	733,463	254,468	225,899	(41,991)	21,387	10,869	783,419	10.90

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West S&P Mid Cap 400® Index Fund Institutional Class	43,759	$312,256	$142,937	$114,567	$ (24,455)	$ (3,242)	$ 2,965	$ 337,384	4.70%
Great-West S&P Small Cap 600® Index Fund Institutional Class	40,937	242,349	125,068	95,451	(25,665)	(7,511)	2,525	264,455	3.68
Great-West Small Cap Growth Fund Institutional Class	2,230	21,962	9,053	8,430	(672)	1,207	-	23,792	0.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	18,294	138,495	48,838	46,797	(6,608)	8,374	-	148,910	2.07
					(192,157)	(47,236)	25,849	4,200,166	58.46
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	198,794	183,919	89,707	76,182	-	-	1,350	198,794	2.77
					0	0	1,350	198,794	2.77
				Total	$(173,017)	$(28,936)	$53,151	$6,684,165	93.04%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	616,814	$ 7,347,791	$1,227,272	$2,330,803	$ 74,403	$ 213,781	$ 68,971	$ 6,458,041	8.58%
Great-West Core Bond Fund Institutional Class	302,302	3,605,595	522,055	1,051,451	17,505	94,947	37,241	3,171,146	4.21
Great-West Global Bond Fund Institutional Class	292,308	2,979,023	456,963	819,760	(27,182)	(26,374)	6,837	2,589,852	3.44
Great-West High Yield Bond Fund Institutional Class	181,093	1,916,981	120,806	313,758	(26,853)	(45,295)	31,115	1,678,734	2.23
Great-West Inflation-Protected Securities Fund Institutional Class	44,600	514,164	78,560	152,540	(4,045)	11,616	1,409	451,800	0.60
Great-West Multi-Sector Bond Fund Institutional Class	264,480	2,888,311	312,000	635,922	(26,983)	(25,386)	56,300	2,539,003	3.37
Great-West Short Duration Bond Fund Institutional Class	46,210	531,308	79,003	148,804	(2,459)	5,213	5,485	466,720	0.62
					4,386	228,502	207,358	17,355,296	23.05
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	43,375	505,212	72,201	51,630	11,147	(81,191)	13	444,592	0.59
Great-West Emerging Markets Equity Fund Institutional Class	333,453	3,264,643	218,704	415,098	(38,891)	(213,892)	-	2,854,357	3.79
Great-West International Growth Fund Institutional Class	347,429	3,854,974	143,504	810,976	(65,137)	186,036	-	3,373,538	4.48
Great-West International Index Fund Institutional Class	825,478	8,569,394	613,937	735,636	111,850	(977,115)	-	7,470,580	9.92
Great-West International Value Fund Institutional Class	544,114	4,705,785	239,577	575,470	(136,885)	(250,950)	-	4,118,942	5.47

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	359,706	$ 4,614,049	$ 149,598	$1,159,651	$ 13,818	$ 464,282	$ 6,529	$ 4,068,278	5.40%
Great-West Large Cap Value Fund Institutional Class	835,398	5,878,814	705,733	781,166	(203,891)	(648,973)	64,361	5,154,408	6.85
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	289,370	1,994,715	387,720	320,289	(72,957)	(285,416)	7,325	1,776,730	2.36
Great-West Mid Cap Value Fund Institutional Class	244,569	2,013,697	396,550	352,324	(65,454)	(279,903)	12,959	1,778,020	2.36
Great-West Real Estate Index Fund Institutional Class	170,103	1,387,271	296,458	229,155	(8,829)	(246,840)	20,080	1,207,734	1.60
Great-West S&P 500® Index Fund Institutional Class	992,086	10,460,362	695,542	1,607,960	(48,721)	(341,390)	128,277	9,206,554	12.23
Great-West S&P Mid Cap 400® Index Fund Institutional Class	515,462	4,492,374	712,301	970,725	(182,692)	(259,737)	35,092	3,974,213	5.28
Great-West S&P Small Cap 600® Index Fund Institutional Class	512,265	3,694,799	682,956	757,115	(231,184)	(311,407)	31,724	3,309,233	4.40
Great-West Small Cap Growth Fund Institutional Class	28,415	342,133	49,252	96,394	(5,149)	8,198	-	303,189	0.40
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	213,579	1,972,325	161,459	456,670	(66,612)	61,422	-	1,738,536	2.31
					(989,587)	(3,176,876)	306,360	50,778,904	67.44
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,081,981	1,233,489	251,189	410,589	-	-	7,892	1,081,981	1.44
					0	0	7,892	1,081,981	1.44
				Total	$(985,201)	$(2,948,374)	$521,610	$69,216,181	91.93%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	36,552	$361,996	$154,547	$139,984	$ 9,086	$ 6,143	$ 3,903	$ 382,702	6.85%
Great-West Core Bond Fund Institutional Class	17,935	177,844	71,379	64,293	2,932	3,203	2,109	188,133	3.36
Great-West Global Bond Fund Institutional Class	17,270	145,775	60,669	52,423	(1,648)	(1,007)	403	153,014	2.74
Great-West High Yield Bond Fund Institutional Class	10,603	93,380	27,696	20,485	(1,188)	(2,305)	1,819	98,286	1.76
Great-West Multi-Sector Bond Fund Institutional Class	15,597	141,997	51,097	42,053	(1,222)	(1,307)	3,326	149,734	2.68
Great-West Short Duration Bond Fund Institutional Class	1,823	17,420	6,992	6,200	(76)	199	207	18,411	0.33
					7,884	4,926	11,767	990,280	17.72
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	3,381	32,721	12,846	6,512	(272)	(4,401)	1	34,654	0.62

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Emerging Markets Equity Fund Institutional Class	28,753	$233,002	$ 65,617	$ 34,962	$ 916	$ (17,535)	$ -	$ 246,122	4.40%
Great-West International Growth Fund Institutional Class	28,570	262,989	50,528	51,080	(3,451)	14,975	-	277,412	4.96
Great-West International Index Fund Institutional Class	67,849	583,968	162,008	75,869	(3,522)	(56,076)	-	614,031	10.99
Great-West International Value Fund Institutional Class	44,684	320,934	83,967	55,399	(14,824)	(11,241)	-	338,261	6.05
Great-West Large Cap Growth Fund Institutional Class	27,701	294,487	58,896	81,704	(7,883)	41,624	500	313,303	5.61
Great-West Large Cap Value Fund Institutional Class	65,000	379,013	138,589	65,613	(7,001)	(50,939)	4,989	401,050	7.18
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	23,640	135,620	62,031	34,157	(7,175)	(18,342)	598	145,152	2.60
Great-West Mid Cap Value Fund Institutional Class	18,986	129,848	57,309	31,749	(5,992)	(17,381)	1,004	138,027	2.47
Great-West Real Estate Index Fund Institutional Class	12,980	87,242	41,993	21,669	(1,325)	(15,407)	1,527	92,159	1.65
Great-West S&P 500® Index Fund Institutional Class	77,036	673,821	180,746	137,823	(23,184)	(1,851)	9,912	714,893	12.79
Great-West S&P Mid Cap 400® Index Fund Institutional Class	39,896	288,888	109,288	78,864	(17,319)	(11,712)	2,709	307,600	5.50
Great-West S&P Small Cap 600® Index Fund Institutional Class	42,012	251,893	113,145	81,433	(25,426)	(12,206)	2,595	271,399	4.86
Great-West Small Cap Growth Fund Institutional Class	2,317	23,198	7,313	6,364	(340)	576	-	24,723	0.44
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	16,467	126,208	32,736	29,062	(4,038)	4,163	-	134,045	2.40
					(120,836)	(155,753)	23,835	4,052,831	72.52
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	42,943	40,640	18,835	16,823	-	-	291	42,943	0.77
					0	0	291	42,943	0.77
				Total	$(112,952)	$(150,827)	$35,893	$5,086,054	91.01%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	224,787	$2,668,729	$635,193	$1,012,894	$ 42,405	$ 62,486	$ 24,338	$ 2,353,514	5.92%
Great-West Core Bond Fund Institutional Class	110,336	1,311,822	282,924	468,347	11,269	31,026	13,160	1,157,425	2.91
Great-West Global Bond Fund Institutional Class	112,388	1,142,885	257,301	396,504	(9,594)	(7,924)	2,617	995,758	2.50
Great-West High Yield Bond Fund Institutional Class	64,821	687,255	90,250	166,814	(13,155)	(9,800)	11,118	600,891	1.51

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
Great-West Multi-Sector Bond Fund Institutional Class	95,617	$1,045,701	$184,414	$ 309,667	$ (11,747)	$ (2,525)	$ 20,332	$ 917,923	2.31%
Great-West Short Duration Bond Fund Institutional Class	11,446	131,293	28,657	45,692	(448)	1,349	1,319	115,607	0.29
					18,730	74,612	72,884	6,141,118	15.44
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	23,690	275,955	50,573	43,778	2,683	(39,925)	7	242,825	0.61
Great-West Emerging Markets Equity Fund Institutional Class	225,781	2,207,767	220,877	368,992	(28,104)	(126,967)	-	1,932,685	4.86
Great-West International Growth Fund Institutional Class	213,873	2,375,960	122,982	537,789	(41,940)	115,554	-	2,076,707	5.22
Great-West International Index Fund Institutional Class	507,507	5,277,123	536,277	629,243	73,329	(591,223)	-	4,592,934	11.55
Great-West International Value Fund Institutional Class	334,649	2,899,308	266,090	513,917	(113,764)	(118,190)	-	2,533,291	6.37
Great-West Large Cap Growth Fund Institutional Class	194,393	2,501,097	95,163	669,453	(24,640)	271,775	3,515	2,198,582	5.53
Great-West Large Cap Value Fund Institutional Class	461,499	3,243,759	531,265	611,932	(143,956)	(315,641)	35,416	2,847,451	7.16
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	177,680	1,226,199	290,232	255,446	(46,803)	(170,028)	4,485	1,090,957	2.74
Great-West Mid Cap Value Fund Institutional Class	135,270	1,113,928	263,810	259,805	(53,538)	(134,520)	7,147	983,413	2.47
Great-West Real Estate Index Fund Institutional Class	94,546	771,415	207,679	186,130	(12,519)	(121,688)	11,138	671,276	1.69
Great-West S&P 500® Index Fund Institutional Class	543,546	5,750,871	479,980	1,041,368	(62,577)	(145,377)	69,999	5,044,106	12.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	282,121	2,461,264	458,946	611,303	(110,376)	(133,750)	19,146	2,175,157	5.47
Great-West S&P Small Cap 600® Index Fund Institutional Class	314,383	2,269,722	515,897	595,732	(169,268)	(158,974)	19,399	2,030,913	5.11
Great-West Small Cap Growth Fund Institutional Class	17,232	207,804	30,920	57,874	(2,644)	3,013	-	183,863	0.46
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	115,701	1,069,537	96,329	255,175	(36,462)	31,113	-	941,804	2.37
					(770,579)	(1,634,828)	170,252	29,545,964	74.29
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	267,011	303,174	82,723	120,805	-	-	1,919	267,011	0.67
					0	0	1,919	267,011	0.67
				Total	$(751,849)	$(1,560,216)	$245,055	$35,954,093	90.40%

Semi-Annual Report - June 30, 2020

Great-West Lifetime Conservative 2060 Fund
Affiliate	Shares Held/ Account Balance 06/30/2020	Value 12/31/2019	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/30/2020	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,365	$26,646	$16,480	$9,105	$ 35	$ 1,212	$ 351	$ 35,233	5.48%
Great-West Core Bond Fund Institutional Class	1,650	13,083	7,700	4,077	(101)	608	190	17,314	2.69
Great-West Global Bond Fund Institutional Class	1,791	12,060	7,473	3,762	(342)	95	41	15,866	2.46
Great-West High Yield Bond Fund Institutional Class	980	6,867	3,455	1,096	(139)	(139)	165	9,087	1.41
Great-West Multi-Sector Bond Fund Institutional Class	1,439	10,438	5,752	2,366	(187)	(13)	302	13,811	2.15
Great-West Short Duration Bond Fund Institutional Class	171	1,306	776	389	(20)	32	19	1,725	0.27
					(754)	1,795	1,068	93,036	14.46
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	380	2,906	1,630	178	(25)	(468)	-	3,890	0.60
Great-West Emerging Markets Equity Fund Institutional Class	3,912	25,333	12,187	1,908	(17)	(2,124)	-	33,488	5.21
Great-West International Growth Fund Institutional Class	3,566	26,210	9,803	2,568	191	1,185	-	34,630	5.38
Great-West International Index Fund Institutional Class	8,477	58,212	28,967	4,145	(364)	(6,321)	-	76,713	11.93
Great-West International Value Fund Institutional Class	5,583	31,962	15,074	2,055	(167)	(2,720)	-	42,261	6.57
Great-West Large Cap Growth Fund Institutional Class	3,063	25,780	8,785	3,520	(183)	3,593	54	34,638	5.38
Great-West Large Cap Value Fund Institutional Class	7,315	33,941	19,201	2,425	(463)	(5,584)	550	45,133	7.02
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,930	13,458	8,152	853	(145)	(2,770)	73	17,987	2.80
Great-West Mid Cap Value Fund Institutional Class	2,134	11,641	6,966	756	(120)	(2,336)	111	15,515	2.41
Great-West Real Estate Index Fund Institutional Class	1,560	8,386	5,211	693	(125)	(1,828)	181	11,076	1.72
Great-West S&P 500® Index Fund Institutional Class	8,612	59,706	27,851	5,385	(497)	(2,250)	1,087	79,922	12.42
Great-West S&P Mid Cap 400® Index Fund Institutional Class	4,430	25,560	13,019	1,720	(301)	(2,703)	296	34,156	5.31
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,164	24,960	14,132	1,678	(330)	(4,055)	318	33,359	5.19
Great-West Small Cap Growth Fund Institutional Class	286	2,280	991	281	(12)	59	-	3,049	0.47
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,815	11,064	4,588	1,009	(112)	131	-	14,774	2.30
					(2,670)	(28,191)	2,670	480,591	74.71
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	3,961	2,999	2,011	1,075	-	-	25	3,961	0.62
					0	0	25	3,961	0.62
				Total	$(3,424)	$(26,396)	$3,763	$577,588	89.79%

Semi-Annual Report - June 30, 2020

3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$6,463,857	$11,927,141
Great-West Lifetime Conservative 2020 Fund	1,515,263	1,634,593
Great-West Lifetime Conservative 2025 Fund	16,792,942	32,813,597
Great-West Lifetime Conservative 2030 Fund	5,122,356	3,717,742
Great-West Lifetime Conservative 2035 Fund	17,629,936	30,394,957
Great-West Lifetime Conservative 2040 Fund	2,704,721	1,962,814
Great-West Lifetime Conservative 2045 Fund	9,431,188	15,333,474
Great-West Lifetime Conservative 2050 Fund	1,726,677	1,109,259
Great-West Lifetime Conservative 2055 Fund	6,407,206	9,251,507
Great-West Lifetime Conservative 2060 Fund	246,175	52,381
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.
5.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2020, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. On April 21,2020, the Board of Directors approved the merger of the Great-West Lifetime Conservative 2015 Fund (Target Fund) into the Great-West Lifetime 2015 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2020 Fund (Target Fund) into the Great-West Lifetime 2020 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2025 Fund (Target Fund) into the Great-West Lifetime 2025 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2030 Fund (Target Fund) into the Great-West Lifetime 2030 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2035 Fund (Target Fund) into the Great-West Lifetime 2035 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2040 Fund (Target Fund) into the Great-West Lifetime 2040 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2045 Fund (Target Fund) into the Great-West Lifetime 2045 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2050 Fund (Target Fund) into the Great-West Lifetime 2050 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2055 Fund (Target Fund) into the Great-West Lifetime 2055 Fund (Acquiring Fund), the merger of the Great-West Lifetime Conservative 2060 Fund (Target Fund) into the Great-West Lifetime 2060 Fund (Acquiring Fund), with an effective date on or about August 14, 2020. Under the terms of the merger, the combination of the Acquiring Fund and the Target Fund will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the Acquiring Fund or its shareholders, as a result of the merger. For financial reporting purposes, the historical cost basis of investment securities will be carried forward to the Acquiring Fund to align ongoing reporting of the realized and unrealized gains and losses of the Acquiring Fund. The merger will be accomplished by an acquisition of all the assets and the assumption of all the liabilities of the Target Fund by the Acquiring Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the Target Fund’s shareholders in complete liquidation of the Target Fund.

Semi-Annual Report - June 30, 2020

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the Great-West Capital Management, LLC (the “Adviser”) Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through May 2020 and the adequacy and effectiveness of the liquidity risk management program’s operations since its inception in December 2018 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 11, 2020. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2020 (the “April Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of each of the following series of the Company: (i) Great-West Lifetime 2015 Fund; (ii) Great-West Lifetime Conservative 2015 Fund; (iii) Great-West Lifetime 2020 Fund; (iv) Great-West Lifetime Conservative 2020 Fund; (v) Great-West Lifetime 2025 Fund; (vi) Great-West Lifetime Conservative 2025 Fund; (vii) Great-West Lifetime 2030 Fund; (viii) Great-West Lifetime Conservative 2030 Fund; (ix) Great-West Lifetime 2035 Fund; (x) Great-West Lifetime Conservative 2035 Fund; (xi) Great-West Lifetime 2040 Fund; (xii) Great-West Lifetime Conservative 2040 Fund; (xiii) Great-West Lifetime 2045 Fund; (xiv) Great-West Lifetime Conservative 2045 Fund; (xv) Great-West Lifetime

2050 Fund; (xvi) Great-West Lifetime Conservative 2050 Fund; (xvii) Great-West Lifetime 2055 Fund; (xviii) Great-West Lifetime Conservative 2055 Fund; (xvix) Great-West Lifetime 2060 Fund; and (xx) Great-West Lifetime Conservative 2060 Fund (each a “Fund,” collectively, the “Funds”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each of the Funds in accordance with its investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Funds’ operation.
On March 10, 2020 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM in connection with the proposed continuation of the Advisory Agreement, and met separately with representatives of Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”) to review comparative information regarding each Fund’s investment performance, fees and expenses, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Advisory Agreement separately with independent legal counsel at the April Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Funds.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted in their deliberations by independent legal counsel.
In connection with its assessment of the Advisory Agreement, the Board considered that at the April Meeting, GWCM proposed, and the Board approved, the reorganization of each of Great-West Lifetime Conservative 2015, Great-West Lifetime Conservative 2020, Great-West Lifetime Conservative 2025, Great-West Lifetime Conservative 2030, Great-West Lifetime Conservative 2035, Great-West Lifetime Conservative 2040, Great-West Lifetime Conservative 2045, Great-West Lifetime Conservative 2050, Great-West Lifetime Conservative 2055, and Great-West Lifetime Conservative 2060 Fund (each a “Conservative Fund” and, collectively, the “Conservative Funds”) into the corresponding Great-West Lifetime 2015, Great-West Lifetime 2020, Great-West Lifetime 2025, Great-West Lifetime 2030, Great-West Lifetime 2035, Great-West Lifetime 2040, Great-West Lifetime 2045, Great-West Lifetime 2050, Great-West Lifetime 2055, and Great-West Lifetime 2060 Funds (each an “Acquiring Fund” and collectively, the “Acquiring Funds”). The Board noted that each reorganization is expected to occur on or about August 14, 2020, and therefore, the renewal of the Advisory Agreement as to each of the Conservative Funds would continue for such time until the effectiveness of a Conservative Fund’s reorganization.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds, as well as GWCM’s efforts to attract, retain and motivate capable personnel to serve the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its decision-making process regarding asset allocation and investments, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Funds, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight. The Board noted GWCM’s recent and anticipated system and process enhancements, such as the conversion to an industry-leading portfolio and risk analytics tool and the anticipated implementation of a new compliance tool as well as updates to the investment accounting application, and GWCM’s efforts generally to ensure that third-party programs used to service the Funds are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as GWCM’s responsiveness to the Board, were taken into account. In this regard, the Board took into account GWCM’s communications with the Board in light of recent market volatility amidst the coronavirus pandemic.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board received and considered information regarding the investment performance of each Fund. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund as compared against its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data generally included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2019 with respect to the Investor Class, and, for the Institutional Class, annualized returns for the one- and three-year periods ended December 31, 2019.
In reviewing the available performance data, the Board noted that the following Funds were launched on April 28, 2016: (i) Great-West Lifetime Conservative 2020 and Great-West Lifetime 2020 Fund; (ii) Great-West Lifetime Conservative 2030 Fund and Great-West Lifetime 2030 Fund; (iii) Great-West Lifetime Conservative 2040 Fund and Great-West Lifetime 2040 Fund; and (iv) Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime 2050 Fund. In addition, the Board noted that Great-West Lifetime Conservative 2060 Fund and Great-West Lifetime 2060 Fund were recently launched on May 1, 2019, and therefore, the performance data for these Funds was limited to the period since inception through December 31, 2019.
In evaluating each Fund’s investment performance, the Board considered each Fund’s performance relative to its benchmark index as well as the Fund’s quintile ranking within its performance universe—with the first quintile being the best performers and the fifth quintile being the worst performers—and made the following observations:
•	Great-West Lifetime 2015 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the returns for the five- and ten-year periods exceeded the performance universe median. The annualized returns of the Institutional Class were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which exceeded its performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2015 Fund: The annualized returns of each class were in the fifth quintile of its respective performance universe for each period reviewed and underperformed its benchmark index for each period reviewed.
•	Great-West Lifetime 2020 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, exceeding its performance universe median. As to the Institutional Class, the annualized returns were in the second quintile of its performance universe for both the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2020 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2025 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. As to the

Institutional Class, the annualized returns were in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, exceeding the performance universe median for both periods. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2025 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2030 Fund: The Investor Class annualized returns ranked in the third and fourth quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively (with specific rankings in the 54th and 61st percentiles, respectively), while the Institutional Class annualized returns ranked in the third quintile of its performance universe over the same periods which, in each period, exceeded its performance universe median. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2030 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2035 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. The annualized returns of the Institutional Class were in third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which exceeded its performance universe median for both periods. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2035 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2040 Fund: The annualized returns of the Investor Class ranked in the third quintile of its performance universe for both the one- and three-year periods ended December 31, 2019, which, as to the third quintile ranking for the one-year period, exceeded the performance universe median. As to the Institutional Class, its annualized returns for the one- and three-year periods ended December 31, 2019 ranked in the second and third quintiles of its performance universe, respectively, exceeding the performance universe median for both periods. With the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019, which exceeded its benchmark index, the Fund approximated or underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime Conservative 2040 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and underperformed its benchmark index.
•	Great-West Lifetime 2045 Fund: The annualized returns of the Investor Class were in the third, fourth, third and second quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the third quintile ranking for the five-year period, exceeded the performance universe median. For the Institutional Class, the annualized returns were in the second and third quintiles of its performance universe for the one- and three-year periods ended December 31, 2019, respectively, exceeding the performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the Institutional Class for the one-year period ended December 31, 2019.
•	Great-West Lifetime Conservative 2045 Fund: As to each period reviewed, the annualized returns of each class were in the fifth quintile of its respective performance universe and approximated or underperformed its benchmark index, with the exception of the annualized returns of the Investor Class for the five- and ten-year periods ended December 31, 2019, which ranked in the fourth quintile of the performance universe.
•	Great-West Lifetime 2050 Fund: The annualized returns of the Investor Class were in the third quintile of its performance universe for the one- and three-year periods ended December 31, 2019, which, as to the third quintile ranking for the one-year period, exceeded the performance universe median. The Institutional Class annualized returns over the same periods ranked in the second and third quintiles, respectively, which exceeded the performance universe median for both periods. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019 which exceeded the benchmark index.

•	Great-West Lifetime Conservative 2050 Fund: The annualized returns of the Investor Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019. As to the Institutional Class, its annualized returns were in the fourth quintile of its performance universe for the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2055 Fund: The annualized returns of the Investor Class were in the third, fourth, third and third quintiles of its performance universe for the one-, three-, five- and ten-year periods ended December 31, 2019, respectively, which, as to the ten-year period, exceeded the performance universe median and, for the one-, three- and five-year periods, ranked in the 53rd, 70th and 57th percentiles, respectively. For the Institutional Class, the annualized returns for the one- and three-year periods ended December 31, 2019 were in the second and third quintiles of its performance universe, respectively. The Fund approximated or underperformed its benchmark index over each period reviewed, with the exception of the annualized returns of the Institutional Class for the one-year period ended December 31, 2019 which exceeded the benchmark index.
•	Great-West Lifetime Conservative 2055 Fund: The annualized returns of the Investor Class were in the fifth quintile of its performance universe for the one- and three-year periods ended December 31, 2019 and in the fourth quintile of its performance universe for the five- and ten-year periods ended December 31, 2019. As to the Institutional Class, the annualized returns were in the fourth quintile for both the one- and three-year periods ended December 31, 2019. The Fund underperformed its benchmark index over each period reviewed.
•	Great-West Lifetime 2060 Fund: The annualized returns of the Investor Class and Institutional Class for the since-inception period ended December 31, 2019, were in the fourth and third quintiles, respectively, of its performance universe, but ranked in the 64th and 54th percentiles, respectively, and exceeded its benchmark index.
•	Great-West Lifetime Conservative 2060 Fund: The annualized returns of each class were in the fifth quintile of its respective performance universe for the since-inception period ended December 31, 2019, but exceeded its benchmark index.
In evaluating the performance data, the Board considered that the Funds are “target date” funds, which have an asset allocation strategy designed to meet certain investment goals based on an investor’s investment horizon (such as projected retirement date) and personal objectives. As the Funds approach their respective target year (i.e., the presumed retirement year for the investor), they become more conservative as demonstrated by their declining allocation to equities. Thus, the Board took into account GWCM’s asset allocation processes and the oversight thereof. In light of the limited performance track records for certain Funds, the Board also considered its accumulated experience in working with GWCM on matters relating to the Company’s other funds. Also considered by the Board as to the overall underperformance of the Conservative Funds generally, was the Board’s approval of the reorganization of each Conservative Fund into its corresponding Acquiring Fund. Moreover, the Board observed that, as to the Acquiring Funds generally, in most instances the performance of the Institutional Class approximated or slightly underperformed its benchmark index for the periods reviewed. Taking into account all of the foregoing, the Board determined that it was satisfied with the information provided regarding each Fund’s investment performance and the oversight thereof.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed, for a one-year renewable term, through April 30, 2021, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life & Annuity Insurance Company (“GWL&A”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In light of the Funds’ unified investment management fee structure, as well as each Fund’s investment strategy of investing in a professionally selected mix of underlying funds, the Board considered each Fund’s total annual operating expense ratio, including underlying fund expenses, in comparison to the total annual operating expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. In addition, the Board considered each Fund’s total expense ratio in comparison to the median expense ratios of all funds in the peer groups. In assessing the comparative expense data, the Board noted that it received a description of the methodology Broadridge used to determine the similarity of each Fund to the funds included in its peer group. The Board considered that, although useful, the utility of the data provided by Broadridge may vary depending on the selection of a peer group, which in this case, was composed of five funds (including a Fund) for the Investor Class and six funds (including a Fund) for the Institutional Class.
In reviewing each Fund’s total annual operating expense ratio, including underlying fund expenses, the Board observed that, with the exception of the Great-West Lifetime Conservative 2015 Fund, Institutional Class, which ranked in the third quintile of its peer group, the total annual operating expense ratio, including underlying fund expenses, for each Fund was in the fourth quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). As part of its comprehensive evaluation, the Board reviewed a report from the Independent Fee Consultant assessing expenses in the context of performance.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed a report from Broadridge comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Funds and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by each Fund, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM and the current level of Fund assets. Although there are no contractual breakpoints in each Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders and investments in the business intended to enhance services available to shareholders. The Board also noted that under each Fund’s unified investment management fee structure GWCM, and not the Fund, would be responsible for paying almost all of the expenses necessary to service the Fund, including those of other service providers, and consequently, GWCM bears the risk of these expenses increasing.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to each Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided or proposed to be provided to the Funds by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services to be provided by Empower Retirement, LLC (“Empower”) pursuant to a new shareholder services agreement effective April 29, 2020. GWL&A, the parent company of Empower and GWCM, previously provided shareholder services pursuant to an agreement dated May 1, 2015. At the April Meeting, the Board, including the Independent Directors, considered and—after taking into account, among other things, the fee proposed to be paid to Empower—approved the new shareholder services agreement in connection with an internal restructuring of the business and employees of GWL&A and Empower. In addition to the foregoing arrangements, the Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant’s Form N-CSRs filed on February 27, 2020 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 20, 2020
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 20, 2020